GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Year ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 4

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 4 (the Separate Account), as of December 31, 2023, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2024

F-1

Appendix

Statement of assets and liabilities as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five year or lesser periods then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Capital Appreciation Fund — Class A

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A (1)

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

F-2

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Trust — Class FI

Legg Mason Partners Variable Equity Trust

ClearBridge Aggressive Growth Fund — Class FI

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

F-3

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2023

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$129,412	$98,510	$622,162	$12,925	$371,640
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	129,412	98,510	622,162	12,925	371,640

Liabilities:
Accrued expenses payable to affiliate (note 4b)	6	4	25	1	16
Payable for units withdrawn	—	1	74	1	—
Total liabilities	6	5	99	2	16

Net assets	$129,406	$98,505	$622,063	$12,923	$371,624

Investments in securities at cost	$140,146	$84,134	$540,179	$12,337	$401,138
Shares outstanding	2,415	6,865	9,676	761	7,478

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation — Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$379,147	$2,594,318	$768,295	$109,284	$383,124
Dividend receivable	—	—	—	—	—
Receivable for units sold	180	—	—	—	—
Total assets	379,327	2,594,318	768,295	109,284	383,124

Liabilities:
Accrued expenses payable to affiliate (note 4b)	16	109	33	4	15
Payable for units withdrawn	—	34	251	—	576
Total liabilities	16	143	284	4	591

Net assets	$379,311	$2,594,175	$768,011	$109,280	$382,533

Investments in securities at cost	$417,747	$2,587,627	$814,687	$109,145	$372,948
Shares outstanding	36,597	141,921	42,659	3,060	7,405

See accompanying notes to financial statements.

F-4

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2023

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$317,444	$1,020,449	$680,087	$—	$—	$97,021	$50,773
—	—	—	—	—	637	—
—	—	—	—	—	—	—
317,444	1,020,449	680,087	—	—	97,658	50,773

12	65	27	—	—	4	1
175	—	194	—	—	—	—
187	65	221	—	—	4	1

$317,257	$1,020,384	$679,866	$—	$—	$97,654	$50,772

$310,687	$993,657	$638,329	$—	$—	$97,021	$52,411
11,880	11,365	24,893	—	—	97,021	6,030

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$211,216	$22,321	$340,098	$1,679	$521,122	$312,440	$372,166
—	—	—	—	—	3,185	—
—	—	—	—	—	188	—
211,216	22,321	340,098	1,679	521,122	315,813	372,166

9	2	13	—	19	15	14
—	—	242	1	—	—	36
9	2	255	1	19	15	50

$211,207	$22,319	$339,843	$1,678	$521,103	$315,798	$372,116

$283,776	$26,509	$335,168	$1,465	$555,380	$313,774	$314,195
28,200	876	24,035	130	19,628	35,913	15,710

See accompanying notes to financial statements.

F-5

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2023

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

Assets:
Investments at fair value (note 2b)	$153,463	$911,055	$407,913	$20,026	$6,885
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	153,463	911,055	407,913	20,026	6,885

Liabilities:
Accrued expenses payable to affiliate (note 4b)	7	37	16	1	—
Payable for units withdrawn	1	86	152	1	1
Total liabilities	8	123	168	2	1

Net assets	$153,455	$910,932	$407,745	$20,024	$6,884

Investments in securities at cost	$175,313	$671,394	$347,870	$18,542	$6,283
Shares outstanding	29,231	34,562	23,883	472	325

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

Assets:
Investments at fair value (note 2b)	$115,588	$34,738	$318,985	$238,534	$344,106
Dividend receivable	—	—	1,467	—	1,631
Receivable for units sold	—	—	40	—	25
Total assets	115,588	34,738	320,492	238,534	345,762

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	—	13	10	12
Payable for units withdrawn	—	100	—	22	—
Total liabilities	5	100	13	32	12

Net assets	$115,583	$34,638	$320,479	$238,502	$345,750

Investments in securities at cost	$163,163	$29,810	$317,323	$195,309	$370,034
Shares outstanding	1,090	2,062	45,054	7,429	43,067

See accompanying notes to financial statements.

F-6

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2023

Fidelity Contrafund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI

$2,171,900	$539,788	$456,102	$1,293,942	$211,198	$495,968	$—
—	—	—	—	1,964	—	—
—	87	—	88	—	—	—
2,171,900	539,875	456,102	1,294,030	213,162	495,968	—

87	22	18	53	8	20	—
422	—	512	—	2	175	—
509	22	530	53	10	195	—

$2,171,391	$539,853	$455,572	$1,293,977	$213,152	$495,773	$—

$2,106,674	$433,111	$443,034	$1,427,641	$181,057	$437,149	$—
66,828	38,529	8,484	125,625	11,786	10,860	—

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

$962,172	$600,322	$1,687,264	$124,911	$254,514	$321,942	$391,307
2,071	1,991	4,821	—	—	—	—
—	237	90	—	23	—	13
964,243	602,550	1,692,175	124,911	254,537	321,942	391,320

39	24	68	5	14	13	16
988	—	—	1	—	356	—
1,027	24	68	6	14	369	16

$963,216	$602,526	$1,692,107	$124,905	$254,523	$321,573	$391,304

$1,001,795	$629,167	$1,874,482	$124,368	$199,659	$282,046	$342,997
64,230	65,252	195,059	6,153	4,998	8,234	11,719

See accompanying notes to financial statements.

F-7

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2023

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

Assets:
Investments at fair value (note 2b)	$592,159	$318,561	$543,208	$319,699	$1,402,375
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	81	—	—	—
Total assets	592,159	318,642	543,208	319,699	1,402,375

Liabilities:
Accrued expenses payable to affiliate (note 4b)	21	13	21	13	55
Payable for units withdrawn	302	—	75	146	731
Total liabilities	323	13	96	159	786

Net assets	$591,836	$318,629	$543,112	$319,540	$1,401,589

Investments in securities at cost	$552,292	$289,460	$502,132	$311,421	$1,420,861
Shares outstanding	17,655	3,819	38,227	17,234	52,920

See accompanying notes to financial statements.

F-8

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Assets and Liabilities — Continued

December 31, 2023

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$150,560	$—	$54,456	$—
—	—	—	—
—	—	—	—
150,560	—	54,456	—

6	—	3	—
—	—	2	—
6	—	5	—

$150,554	$—	$54,451	$—

$150,780	$—	$52,265	$—
6,268	—	2,850	—

See accompanying notes to financial statements.

F-9

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$1,115	$—	$44	$572
Mortality and expense risk and administrative charges (note 4a)	1,856	4,004	6,303	10,072	17,836
Net investment income (expense)	(1,856)	(2,889)	(6,303)	(10,028)	(17,264)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,636)	73,337	7,359	118,160	(225,650)
Change in unrealized appreciation (depreciation)	25,920	(10,858)	109,480	102,822	538,800
Capital gain distributions	—	—	—	711	25,024
Net realized and unrealized gain (loss) on investments	21,284	62,479	116,839	221,693	338,174

Increase (decrease) in net assets from operations	$19,428	$59,590	$110,536	$211,665	$320,910

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation — Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$17,096	$29,983	$15,872	$—	$5,787
Mortality and expense risk and administrative charges (note 4a)	6,839	40,236	11,375	4,252	2,827
Net investment income (expense)	10,257	(10,253)	4,497	(4,252)	2,960

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(26,305)	(27,555)	(21,060)	(33,752)	(1,883)
Change in unrealized appreciation (depreciation)	22,270	300,721	98,972	149,367	12,163
Capital gain distributions	—	—	20,063	4,671	—
Net realized and unrealized gain (loss) on investments	(4,035)	273,166	97,975	120,286	10,280

Increase (decrease) in net assets from operations	$6,222	$262,913	$102,472	$116,034	$13,240

See accompanying notes to financial statements.

F-10

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$8,623	$—	$—	$4,663	$1,111
2,044	15,551	6,887	—	—	1,483	719
(2,044)	(15,551)	1,736	—	—	3,180	392

(1,488)	(2,402)	7,737	—	—	—	(18)
7,573	191,784	(3,440)	—	—	—	(1,934)
—	98,632	42,773	—	—	—	2,616
6,085	288,014	47,070	—	—	—	664

$4,041	$272,463	$48,806	$—	$—	$3,180	$1,056

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$—	$—	$—	$14	$4,706	$26,471	$5,338
3,051	297	7,218	28	7,379	4,526	7,663
(3,051)	(297)	(7,218)	(14)	(2,673)	21,945	(2,325)

(29,392)	(1,104)	(47,098)	24	(21,701)	(1,508)	47,003
71,891	4,733	197,916	122	119,938	10,498	(10,946)
—	—	—	8	36,998	—	7,237
42,499	3,629	150,818	154	135,235	8,990	43,294

$39,448	$3,332	$143,600	$140	$132,562	$30,935	$40,969

See accompanying notes to financial statements.

F-11

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$—	$13,135	$—	$53	$12
Mortality and expense risk and administrative charges (note 4a)	2,365	12,961	4,975	284	100
Net investment income (expense)	(2,365)	174	(4,975)	(231)	(88)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(3,994)	25,267	4,573	429	68
Change in unrealized appreciation (depreciation)	21,704	131,423	93,848	1,764	720
Capital gain distributions	2,892	688	2,263	2,433	168
Net realized and unrealized gain (loss) on investments	20,602	157,378	100,684	4,626	956

Increase (decrease) in net assets from operations	$18,237	$157,552	$95,709	$4,395	$868

	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$232	$624	$8,538	$1,324	$18,661
Mortality and expense risk and administrative charges (note 4a)	1,469	493	2,238	3,501	4,855
Net investment income (expense)	(1,237)	131	6,300	(2,177)	13,806

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,449)	441	(4,529)	7,242	(10,681)
Change in unrealized appreciation (depreciation)	17,574	2,362	8,802	25,417	31,060
Capital gain distributions	13,765	—	—	1,760	—
Net realized and unrealized gain (loss) on investments	22,890	2,803	4,273	34,419	20,379

Increase (decrease) in net assets from operations	$21,653	$2,934	$10,573	$32,242	$34,185

See accompanying notes to financial statements.

F-12

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

Fidelity Contrafund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II		Janus Investment Fund	Legg Mason Global Asset Management Trust

Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A	Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$4,144	$9,331	$3,771	$51,511	$3,987	$67	$—
18,344	7,869	4,042	23,883	2,934	6,131	—
(14,200)	1,462	(271)	27,628	1,053	(6,064)	—

(11,659)	14,563	1,282	(120,378)	4,131	11,064	—
203,292	41,352	11,253	150,634	20,119	87,636	—
107,542	—	16,350	—	2,829	39,243	—
299,175	55,915	28,885	30,256	27,079	137,943	—

$284,975	$57,377	$28,614	$ 57,884	$28,132	$131,879	$—

PIMCO Funds (continued)			Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund

PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$13,432	$22,456	$66,185	$—	$4,921	$1,317	$7,130
6,703	8,640	27,297	1,801	3,636	4,431	5,878
6,729	13,816	38,888	(1,801)	1,285	(3,114)	1,252

(17,384)	(9,763)	(113,032)	(7,271)	20,046	5,727	7,310
4,487	15,876	149,268	56,962	(27,000)	35,882	43,811
—	—	—	—	—	2,529	7,802
(12,897)	6,113	36,236	49,691	(6,954)	44,138	58,923

$(6,168)	$19,929	$ 75,124	$47,890	$(5,669)	$41,024	$60,175

See accompanying notes to financial statements.

F-13

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios		The Advisors’ Inner Circle Fund III

	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

Investment income and expense:
Income — Ordinary dividends	$9,954	$—	$6,687	$3,380	$73,035
Mortality and expense risk and administrative charges (note 4a)	7,349	4,594	5,100	2,002	20,543
Net investment income (expense)	2,605	(4,594)	1,587	1,378	52,492

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	5,250	(4,032)	3,053	(389)	13,796
Change in unrealized appreciation (depreciation)	8,999	108,007	25,778	7,411	75,188
Capital gain distributions	23,378	10,633	—	3,772	69,925
Net realized and unrealized gain (loss) on investments	37,627	114,608	28,831	10,794	158,909

Increase (decrease) in net assets from operations	$40,232	$110,014	$30,418	$12,172	$211,401

See accompanying notes to financial statements.

F-14

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Operations — Continued

Thornburg Investment Trust		Virtus Investment Trust

Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023

$2,676	$—	$ 833	$—
2,172	—	719	—
504	—	114	—

(1,313)	—	338	—
19,151	—	4,178	—
598	—	—	—
18,436	—	4,516	—

$18,940	$—	$4,630	$—

See accompanying notes to financial statements.

F-15

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Capital Appreciation Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(1,856)	$(1,946)	$(2,889)	$1,284	$(6,303)	$(1,998)
Net realized gain (loss) on investments	(4,636)	(4,483)	73,337	1,649	7,359	(322)
Change in unrealized appreciation (depreciation) on investments	25,920	(61,775)	(10,858)	8,739	109,480	(27,497)
Capital gain distributions	—	—	—	—	—	2,585
Increase (decrease) in net assets from operations	19,428	(68,204)	59,590	11,672	110,536	(27,232)

From capital transactions (note 4):
Net premiums	—	—	540	—	540	—
Transfers for contract benefits and terminations	(4,972)	(10,367)	(16,262)	(23,859)	(40,571)	(19,830)
Administrative expenses	(1,933)	(1,920)	(4,715)	(4,008)	(8,510)	(2,582)
Transfers between subaccounts (including fixed account), net	2,430	33,854	(340,604)	294,791	257,756	351,956
Increase (decrease) in net assets from capital transactions	(4,475)	21,567	(361,041)	266,924	209,215	329,544
Increase (decrease) in net assets	14,953	(46,637)	(301,451)	278,596	319,751	302,312
Net assets at beginning of year	114,453	161,090	399,956	121,360	302,312	—
Net assets at end of year	$129,406	$114,453	$98,505	$399,956	$622,063	$302,312

Change in units (note 5):
Units purchased	637	1,236	4,263	62,432	12,917	15,462
Units redeemed	(731)	(653)	(52,418)	(17,343)	(5,470)	(1,649)
Net increase (decrease) in units from capital transactions with contract owners	(94)	583	(48,155)	45,089	7,447	13,813

See accompanying notes to financial statements.

F-16

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$(10,028)	$437	$(17,264)	$(10,168)	$(2,044)	$(276)	$(15,551)	$(16,348)	$1,736	$770
118,160	(7,991)	(225,650)	(99,766)	(1,488)	934	(2,402)	5,865	7,737	58,322
102,822	(94,806)	538,800	(455,112)	7,573	(4,980)	191,784	(540,999)	(3,440)	(102,833)
711	40,530	25,024	64,030	—	607	98,632	114,751	42,773	34,033
211,665	(61,830)	320,910	(501,016)	4,041	(3,715)	272,463	(436,731)	48,806	(9,708)

2,160	130	2,700	1,820	—	—	—	—	—	—
(52,324)	(84,991)	(73,769)	(163,474)	(16,505)	(8,118)	(65,385)	(48,173)	(29,257)	(14,969)
(13,694)	(11,795)	(22,007)	(34,229)	(2,696)	(363)	(17,106)	(17,083)	(8,333)	(7,361)
(1,368,611)	1,241,112	(1,720,054)	140,348	315,435	279	(88,661)	151,036	326,598	(200,679)
(1,432,469)	1,144,456	(1,813,130)	(55,535)	296,234	(8,202)	(171,152)	85,780	289,008	(223,009)
(1,220,804)	1,082,626	(1,492,220)	(556,551)	300,275	(11,917)	101,311	(350,951)	337,814	(232,717)
1,233,727	151,101	1,863,844	2,420,395	16,982	28,899	919,073	1,270,024	342,052	574,769
$12,923	$1,233,727	$371,624	$1,863,844	$317,257	$16,982	$1,020,384	$919,073	$679,866	$342,052

1,568	63,745	1,636	14,632	12,894	111	2,479	11,907	12,377	924
(62,262)	(8,383)	(64,422)	(16,290)	(1,711)	(422)	(10,451)	(7,991)	(2,472)	(9,210)
(60,694)	55,362	(62,786)	(1,658)	11,183	(311)	(7,972)	3,916	9,905	(8,286)

See accompanying notes to financial statements.

F-17

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$3,180	$205
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	3,180	205

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	(379,146)	(320,067)
Administrative expenses	—	—	—	—	(1,454)	(1,222)
Transfers between subaccounts (including fixed account), net	—	—	—	—	419,070	280,377
Increase (decrease) in net assets from capital transactions	—	—	—	—	38,470	(40,912)
Increase (decrease) in net assets	—	—	—	—	41,650	(40,707)
Net assets at beginning of year	—	—	—	—	56,004	96,711
Net assets at end of year	$—	$—	$—	$—	$97,654	$56,004

Change in units (note 5):
Units purchased	—	—	—	—	74,832	60,965
Units redeemed	—	—	—	—	(70,461)	(65,549)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	4,371	(4,584)

See accompanying notes to financial statements.

F-18

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation-Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$392	$258	$10,257	$24,782	$(10,253)	$(45,862)	$4,497	$696	$(4,252)	$(6,294)
(18)	1,281	(26,305)	(4,506)	(27,555)	(23,897)	(21,060)	(31,340)	(33,752)	(22,776)
(1,934)	(7,791)	22,270	(73,958)	300,721	(707,505)	98,972	(72,831)	149,367	(154,001)
2,616	3,186	—	—	—	161,011	20,063	72,489	4,671	—
1,056	(3,066)	6,222	(53,682)	262,913	(616,253)	102,472	(30,986)	116,034	(183,071)

—	—	1,080	130	—	—	540	—	540	260
(5,759)	(5,870)	(40,305)	(65,731)	(343,457)	(295,522)	(61,301)	(45,545)	(47,247)	(35,088)
(1,207)	(1,218)	(10,081)	(6,804)	(51,097)	(54,095)	(13,298)	(10,895)	(5,608)	(7,512)
4,629	(4,259)	(136,624)	497,193	53,935	39,645	(14,724)	229,732	(386,288)	152,783
(2,337)	(11,347)	(185,930)	424,788	(340,619)	(309,972)	(88,783)	173,292	(438,603)	110,443
(1,281)	(14,413)	(179,708)	371,106	(77,706)	(926,225)	13,689	142,306	(322,569)	(72,628)
52,053	66,466	559,019	187,913	2,671,881	3,598,106	754,322	612,016	431,849	504,477
$50,772	$52,053	$379,311	$559,019	$2,594,175	$2,671,881	$768,011	$754,322	$109,280	$431,849

283	186	8,250	46,852	7,111	9,580	4,538	17,918	610	9,598
(383)	(664)	(24,778)	(11,361)	(30,147)	(31,258)	(8,315)	(9,678)	(19,168)	(4,302)
(100)	(478)	(16,528)	35,491	(23,036)	(21,678)	(3,777)	8,240	(18,558)	5,296

See accompanying notes to financial statements.

F-19

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$2,960	$628	$(3,051)	$(5,352)	$(297)	$(14,328)
Net realized gain (loss) on investments	(1,883)	1,687	(29,392)	(235,578)	(1,104)	(731,949)
Change in unrealized appreciation (depreciation) on investments	12,163	(22,745)	71,891	8,669	4,733	(31,047)
Capital gain distributions	—	—	—	32,194	—	62,738
Increase (decrease) in net assets from operations	13,240	(20,430)	39,448	(200,067)	3,332	(714,586)

From capital transactions (note 4):
Net premiums	—	—	—	260	—	1,950
Transfers for contract benefits and terminations	(17,085)	(2,114)	(20,266)	(41,940)	(232)	(42,574)
Administrative expenses	(3,713)	(1,156)	(3,626)	(6,042)	(349)	(16,667)
Transfers between subaccounts (including fixed account), net	327,664	4,577	(1,200)	(153,439)	311	(1,338,371)
Increase (decrease) in net assets from capital transactions	306,866	1,307	(25,092)	(201,161)	(270)	(1,395,662)
Increase (decrease) in net assets	320,106	(19,123)	14,356	(401,228)	3,062	(2,110,248)
Net assets at beginning of year	62,427	81,550	196,851	598,079	19,257	2,129,505
Net assets at end of year	$382,533	$62,427	$211,207	$196,851	$22,319	$19,257

Change in units (note 5):
Units purchased	25,880	933	1,563	6,533	394	41,131
Units redeemed	(3,785)	(751)	(2,604)	(16,393)	(406)	(208,856)
Net increase (decrease) in units from capital transactions with contract owners	22,095	182	(1,041)	(9,860)	(12)	(167,725)

See accompanying notes to financial statements.

F-20

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$ (7,218)	$ (6,400)	$ (14)	$ (21)	$ (2,673)	$ (50)	$ 21,945	$ 8,912	$ (2,325)	$ (2,175)
(47,098)	(35,415)	24	34	(21,701)	(64,114)	(1,508)	(3,658)	47,003	30,832
197,916	(135,452)	122	(326)	119,938	(115,336)	10,498	(11,155)	(10,946)	(66,021)
—	46,721	8	93	36,998	33,235	—	—	7,237	20,669
143,600	(130,546)	140	(220)	132,562	(146,265)	30,935	(5,901)	40,969	(16,695)

1,080	260	—	—	—	—	540	130	540	130
(40,846)	(60,712)	(104)	(129)	(56,725)	(39,664)	(29,205)	(41,420)	(50,798)	(42,679)
(9,786)	(7,983)	(16)	(16)	(9,164)	(10,418)	(6,692)	(4,871)	(9,374)	(10,468)
(387,600)	493,294	27	(63)	(47,587)	(86,197)	(6,180)	176,751	(288,623)	112,196
(437,152)	424,859	(93)	(208)	(113,476)	(136,279)	(41,537)	130,590	(348,255)	59,179
(293,552)	294,313	47	(428)	19,086	(282,544)	(10,602)	124,689	(307,286)	42,484
633,395	339,082	1,631	2,059	502,017	784,561	326,400	201,711	679,402	636,918
$339,843	$633,395	$1,678	$1,631	$521,103	$502,017	$315,798	$326,400	$372,116	$679,402

1,483	27,937	6	3	2,006	4,871	3,552	18,706	3,474	13,315
(21,952)	(5,949)	(10)	(12)	(6,987)	(12,015)	(6,536)	(8,796)	(19,586)	(9,925)
(20,469)	21,988	(4)	(9)	(4,981)	(7,144)	(2,984)	9,910	(16,112)	3,390

See accompanying notes to financial statements.

F-21

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,365)	$(2,430)	$174	$(4,826)	$(4,975)	$(2,961)
Net realized gain (loss) on investments	(3,994)	(6,242)	25,267	27,555	4,573	(2,063)
Change in unrealized appreciation (depreciation) on investments	21,704	(50,322)	131,423	(281,472)	93,848	(49,965)
Capital gain distributions	2,892	—	688	36,050	2,263	6,671
Increase (decrease) in net assets from operations	18,237	(58,994)	157,552	(222,693)	95,709	(48,318)

From capital transactions (note 4):
Net premiums	—	—	—	—	540	130
Transfers for contract benefits and terminations	(4,425)	(5,646)	(78,178)	(73,962)	(30,915)	(33,876)
Administrative expenses	(2,159)	(2,167)	(14,336)	(14,664)	(6,741)	(3,744)
Transfers between subaccounts (including fixed account), net	6,232	18,880	(15,125)	10,033	45,458	243,753
Increase (decrease) in net assets from capital transactions	(352)	11,067	(107,639)	(78,593)	8,342	206,263
Increase (decrease) in net assets	17,885	(47,927)	49,913	(301,286)	104,051	157,945
Net assets at beginning of year	135,570	183,497	861,019	1,162,305	303,694	145,749
Net assets at end of year	$153,455	$135,570	$910,932	$ 861,019	$407,745	$303,694

Change in units (note 5):
Units purchased	688	1,526	408	1,444	2,917	8,039
Units redeemed	(678)	(1,064)	(5,147)	(4,935)	(2,858)	(1,884)
Net increase (decrease) in units from capital transactions with contract owners	10	462	(4,739)	(3,491)	59	6,155

See accompanying notes to financial statements.

F-22

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Fidelity Advisor Series I (continued)		Fidelity Advisor Series II		Fidelity Contrafund		Franklin Fund Allocator Series		Franklin Value Investors Trust

Fidelity Advisor® Leveraged Company Stock Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A		Fidelity Advisor® New Insights Fund — Class A		Franklin Global Allocation Fund — Class A		Franklin Small Cap Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$ (231)	$ (260)	$ (88)	$(102)	$ (14,200)	$ (7,708)	$ 1,462	$ 16,296	$ (271)	$ (1,749)
429	2,082	68	94	(11,659)	(17,191)	14,563	27,246	1,282	2,773
1,764	(11,385)	720	(1,680)	203,292	(293,497)	41,352	(145,572)	11,253	(23,392)
2,433	2,292	168	364	107,542	71,595	—	—	16,350	3,560
4,395	(7,271)	868	(1,324)	284,975	(246,801)	57,377	(102,030)	28,614	(18,808)

—	—	—	—	—	130	—	—	—	—
(1,484)	(4,602)	(288)	(385)	(107,823)	(52,559)	(64,009)	(128,264)	(21,750)	(7,021)
(366)	(375)	(84)	(84)	(22,404)	(10,511)	(12,380)	(13,986)	(4,986)	(2,500)
(2,270)	(1,801)	(103)	(407)	1,474,793	(26,618)	20,250	7,376	322,096	(16,237)
(4,120)	(6,778)	(475)	(876)	1,344,566	(89,558)	(56,139)	(134,874)	295,360	(25,758)
275	(14,049)	393	(2,200)	1,629,541	(336,359)	1,238	(236,904)	323,974	(44,566)
19,749	33,798	6,491	8,691	541,850	878,209	538,615	775,519	131,598	176,164
$20,024	$19,749	$6,884	$6,491	$2,171,391	$541,850	$539,853	$538,615	$455,572	$131,598

73	225	28	25	53,620	4,701	2,072	2,339	14,976	759
(268)	(541)	(45)	(60)	(10,477)	(8,114)	(5,858)	(12,058)	(2,970)	(1,830)
(195)	(316)	(17)	(35)	43,143	(3,413)	(3,786)	(9,719)	12,006	(1,071)

See accompanying notes to financial statements.

F-23

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	JPMorgan Trust II				Janus Investment Fund

	JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A		Janus Henderson Forty Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$27,628	$16,230	$1,053	$72	$(6,064)	$(3,374)
Net realized gain (loss) on investments	(120,378)	(95,807)	4,131	4,257	11,064	(3,884)
Change in unrealized appreciation (depreciation) on investments	150,634	(255,593)	20,119	(57,819)	87,636	(54,877)
Capital gain distributions	—	111	2,829	11,547	39,243	222
Increase (decrease) in net assets from operations	57,884	(335,059)	28,132	(41,943)	131,879	(61,913)

From capital transactions (note 4):
Net premiums	2,160	1,430	—	—	540	—
Transfers for contract benefits and terminations	(90,996)	(225,082)	(23,001)	(13,530)	(33,242)	(27,851)
Administrative expenses	(30,354)	(37,340)	(2,893)	(3,016)	(7,965)	(4,000)
Transfers between subaccounts (including fixed account), net	(516,596)	(61,423)	1,044	(2,034)	25,922	349,365
Increase (decrease) in net assets from capital transactions	(635,786)	(322,415)	(24,850)	(18,580)	(14,745)	317,514
Increase (decrease) in net assets	(577,902)	(657,474)	3,282	(60,523)	117,134	255,601
Net assets at beginning of year	1,871,879	2,529,353	209,870	270,393	378,639	123,038
Net assets at end of year	$1,293,977	$1,871,879	$213,152	$209,870	$495,773	$378,639

Change in units (note 5):
Units purchased	23,650	40,626	279	294	3,695	15,219
Units redeemed	(75,624)	(66,281)	(1,473)	(1,194)	(4,441)	(3,184)
Net increase (decrease) in units from capital transactions with contract owners	(51,974)	(25,655)	(1,194)	(900)	(746)	12,035

See accompanying notes to financial statements.

F-24

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.

ClearBridge Value Trust — Class FI		ClearBridge Aggressive Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31 2022

$—	$—	$(1,237)	$(4,014)	$ 131	$ 234	$ 6,300	$ 3,602	$(2,177)	$(1,467)
—	—	(8,449)	(158,547)	441	16,079	(4,529)	(20,478)	7,242	13,366
—	—	17,574	33,848	2,362	(42,822)	8,802	(9,492)	25,417	(64,615)
—	—	13,765	13,478	—	1,909	—	88	1,760	16,299
—	—	21,653	(115,235)	2,934	(24,600)	10,573	(26,280)	32,242	(36,417)

—	—	—	260	—	130	—	130	—	—
—	—	(3,641)	(13,613)	(2,627)	(16,284)	(19,248)	(10,905)	(22,751)	(12,441)
—	—	(1,638)	(4,531)	(716)	(1,866)	(3,110)	(2,178)	(4,280)	(4,374)
—	—	(1,965)	(258,374)	1,174	(112,831)	286,689	(130,932)	(988)	(32,581)
—	—	(7,244)	(276,258)	(2,169)	(130,851)	264,331	(143,885)	(28,019)	(49,396)
—	—	14,409	(391,493)	765	(155,451)	274,904	(170,165)	4,223	(85,813)
—	—	101,174	492,667	33,873	189,324	45,575	215,740	234,279	320,092
$—	$—	$115,583	$101,174	$34,638	$ 33,873	$320,479	$ 45,575	$238,502	$234,279

—	—	386	2,520	165	315	19,027	721	1,419	1,129
—	—	(705)	(15,402)	(268)	(6,931)	(3,401)	(9,181)	(2,674)	(3,509)
—	—	(319)	(12,882)	(103)	(6,616)	15,626	(8,460)	(1,255)	(2,380)

See accompanying notes to financial statements.

F-25

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	PIMCO Funds

	PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$13,806	$13,951	$6,729	$2,779	$13,816	$1,024
Net realized gain (loss) on investments	(10,681)	(26,032)	(17,384)	(379,563)	(9,763)	(35,477)
Change in unrealized appreciation (depreciation) on investments	31,060	(60,005)	4,487	114,857	15,876	(30,640)
Capital gain distributions	—	6,653	—	—	—	—
Increase (decrease) in net assets from operations	34,185	(65,433)	(6,168)	(261,927)	19,929	(65,093)

From capital transactions (note 4):
Net premiums	540	520	—	1,300	540	780
Transfers for contract benefits and terminations	(29,672)	(55,252)	(43,026)	(56,149)	(41,090)	(78,367)
Administrative expenses	(7,098)	(8,176)	(9,366)	(12,321)	(12,210)	(15,611)
Transfers between subaccounts (including fixed account), net	5,853	(96,316)	930,914	(879,769)	45,927	(374,744)
Increase (decrease) in net assets from capital transactions	(30,377)	(159,224)	878,522	(946,939)	(6,833)	(467,942)
Increase (decrease) in net assets	3,808	(224,657)	872,354	(1,208,866)	13,096	(533,035)
Net assets at beginning of year	341,942	566,599	90,862	1,299,728	589,430	1,122,465
Net assets at end of year	$345,750	$341,942	$963,216	$90,862	$602,526	$589,430

Change in units (note 5):
Units purchased	2,499	3,651	73,752	10,665	11,902	12,967
Units redeemed	(4,357)	(13,271)	(9,578)	(71,841)	(12,600)	(57,081)
Net increase (decrease) in units from capital transactions with contract owners	(1,858)	(9,620)	64,174	(61,176)	(698)	(44,114)

See accompanying notes to financial statements.

F-26

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)		Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund

PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Capital Opportunities Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$38,888	$47,651	$(1,801)	$(2,716)	$1,285	$2,664	$(3,114)	$(1,489)	$1,252	$(1,725)
(113,032)	(90,676)	(7,271)	(56,116)	20,046	76,220	5,727	(2,970)	7,310	14,036
149,268	(288,634)	56,962	(51,503)	(27,000)	(4,581)	35,882	(14,011)	43,811	(109,564)
—	—	—	—	—	—	2,529	—	7,802	29,139
75,124	(331,659)	47,890	(110,335)	(5,669)	74,303	41,024	(18,470)	60,175	(68,114)

2,340	780	—	130	—	—	540	130	—	—
(196,413)	(218,323)	(3,083)	(6,489)	(28,771)	(18,508)	(26,802)	(24,585)	(27,241)	(28,183)
(36,989)	(34,729)	(2,326)	(3,245)	(4,949)	(5,115)	(5,964)	(3,820)	(6,971)	(7,570)
(186,956)	663,820	(24,169)	(52,699)	35,553	(111,993)	(1,582)	218,647	(33,650)	(31,288)
(418,018)	411,548	(29,578)	(62,303)	1,833	(135,616)	(33,808)	190,372	(67,862)	(67,041)
(342,894)	79,889	18,312	(172,638)	(3,836)	(61,313)	7,216	171,902	(7,687)	(135,155)
2,035,001	1,955,112	106,593	279,231	258,359	319,672	314,357	142,455	398,991	534,146
$1,692,107	$2,035,001	$124,905	$106,593	$254,523	$258,359	$321,573	$314,357	$391,304	$398,991

26,605	82,234	912	12,488	10,054	10,630	3,655	24,226	517	486
(60,030)	(51,224)	(4,981)	(22,334)	(9,318)	(28,383)	(6,320)	(7,353)	(2,781)	(2,758)
(33,425)	31,010	(4,069)	(9,846)	736	(17,753)	(2,665)	16,873	(2,264)	(2,272)

See accompanying notes to financial statements.

F-27

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios

	T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$2,605	$1,426	$(4,594)	$(5,783)	$1,587	$2,971
Net realized gain (loss) on investments	5,250	33,895	(4,032)	(14,673)	3,053	4,873
Change in unrealized appreciation (depreciation) on investments	8,999	(74,346)	108,007	(212,773)	25,778	(70,049)
Capital gain distributions	23,378	20,518	10,633	10,198	—	—
Increase (decrease) in net assets from operations	40,232	(18,507)	110,014	(223,031)	30,418	(62,205)

From capital transactions (note 4):
Net premiums	540	130	—	130	—	—
Transfers for contract benefits and terminations	(39,363)	(41,593)	(16,372)	(20,541)	(37,764)	(14,645)
Administrative expenses	(9,463)	(7,779)	(5,819)	(6,778)	(6,831)	(4,351)
Transfers between subaccounts (including fixed account), net	121,308	56,564	(59,753)	7,236	324,528	12,092
Increase (decrease) in net assets from capital transactions	73,022	7,322	(81,944)	(19,953)	279,933	(6,904)
Increase (decrease) in net assets	113,254	(11,185)	28,070	(242,984)	310,351	(69,109)
Net assets at beginning of year	478,582	489,767	290,559	533,543	232,761	301,870
Net assets at end of year	$591,836	$478,582	$318,629	$290,559	$543,112	$232,761

Change in units (note 5):
Units purchased	7,022	11,502	520	4,716	24,719	1,300
Units redeemed	(3,926)	(10,858)	(3,023)	(5,564)	(4,145)	(1,777)
Net increase (decrease) in units from capital transactions with contract owners	3,096	644	(2,503)	(848)	20,574	(477)

See accompanying notes to financial statements.

F-28

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

The AB Portfolios (continued)		The Advisors’ Inner Circle Fund III		Thornburg Investment Trust				Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A		Virtus NFJ International Value Fund — Class A

Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2022

$1,378	$(88)	$52,492	$28,077	$504	$67	$—	$(917)	$114	$160
(389)	2,782	13,796	3,344	(1,313)	(4,998)	—	(94,722)	338	(500)
7,411	(6,563)	75,188	(142,145)	19,151	(28,065)	—	50,531	4,178	(12,957)
3,772	362	69,925	106,191	598	—	—	—	—	—
12,172	(3,507)	211,401	(4,533)	18,940	(32,996)	—	(45,108)	4,630	(13,297)

—	—	—	—	—	—	—	130	—	—
(13,966)	(339)	(172,543)	(205,840)	(7,111)	(8,939)	—	(7,300)	(1,705)	(1,612)
(2,668)	(142)	(29,082)	(31,856)	(2,649)	(2,664)	—	(1,108)	(1,094)	(1,136)
317,582	(9,457)	(52,771)	(141,131)	4,000	(4,998)	—	(86,467)	6,758	(4,721)
300,948	(9,938)	(254,396)	(378,827)	(5,760)	(16,601)	—	(94,745)	3,959	(7,469)
313,120	(13,445)	(42,995)	(383,360)	13,180	(49,597)	—	(139,853)	8,589	(20,766)
6,420	19,865	1,444,584	1,827,944	137,374	186,971	—	139,853	45,862	66,628
$319,540	$6,420	$1,401,589	$1,444,584	$150,554	$137,374	$—	$—	$54,451	$45,862

18,873	54	2,239	6,016	1,372	1,980	—	1,445	1,628	1,491
(1,484)	(704)	(15,798)	(29,348)	(1,822)	(3,303)	—	(6,444)	(1,080)	(2,425)
17,389	(650)	(13,559)	(23,332)	(450)	(1,323)	—	(4,999)	548	(934)

See accompanying notes to financial statements.

F-29

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Statements of Changes in Net Assets — Continued

	Virtus Investment Trust

	Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2023	Year ended December 31 2022

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$(6,131)
Net realized gain (loss) on investments	—	109,344
Change in unrealized appreciation (depreciation) on investments	—	(295,617)
Capital gain distributions	—	—
Increase (decrease) in net assets from operations	—	(192,404)
From capital transactions (note 4):
Net premiums	—	1,690
Transfers for contract benefits and terminations	—	(48,747)
Administrative expenses	—	(14,679)
Transfers between subaccounts (including fixed account), net	—	(1,561,867)
Increase (decrease) in net assets from capital transactions	—	(1,623,603)
Increase (decrease) in net assets	—	(1,816,007)
Net assets at beginning of year	—	1,816,007
Net assets at end of year	$—	$—

Change in units (note 5):
Units purchased	—	1,668
Units redeemed	—	(87,550)
Net increase (decrease) in units from capital transactions with contract owners	—	(85,882)

See accompanying notes to financial statements.

F-30

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2023

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 4 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

F-31

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

During the years ended December 31, 2023 and 2022, the following Portfolio name was changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Allspring Funds Trust — Allspring Classic Value Fund — Class A	Allspring Funds Trust — Allspring Special Large Cap Value Fund — Class A	April 29, 2022

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2023 and there were no transfers between the levels during 2023.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contract.

F-32

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2023 through April 18, 2024, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2023 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$20,392	$26,762
AB Trust
AB International Value Fund — Class A	30,873	395,175
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A	351,110	147,505
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	34,220	1,475,044
Invesco Main Street Fund® — Class A	69,208	1,873,313
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	338,996	44,622
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	149,296	237,384
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	412,103	77,793
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund —Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	666,803	625,617
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	10,440	9,770
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	110,057	286,459
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	135,604	487,630

F-33

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	$135,756	$199,611
Calamos Investment Trust
Calamos Growth Fund — Class A	17,548	455,031
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	363,078	52,602
Columbia Acorn Trust
Columbia Acorn Fund — Class A	32,332	59,920
Columbia Acorn International SelectSM — Class A	3,199	3,765
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	30,225	473,356
Columbia Select Mid Cap Value Fund — Class A	159	257
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	83,453	161,806
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	75,468	96,928
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	82,818	425,591
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	17,483	17,394
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	22,854	129,543
Fidelity Advisor® Equity Growth Fund — Class A	116,549	110,335
Fidelity Advisor® Leveraged Company Stock Fund — Class A	3,908	5,828
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	801	1,198
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	1,774,193	334,889
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	39,607	94,518
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	387,224	74,987
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	339,185	952,250
JPMorgan Investor Growth & Income Fund — Class A	12,390	33,513
Janus Investment Fund
Janus Henderson Forty Fund — Class A	156,293	136,421
Legg Mason Global Asset Management Trust
ClearBridge Value Trust — Class FI	3	—
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI	23,550	17,108
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	3,902	5,842
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	328,490	59,176
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	30,699	59,163

F-34

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
PIMCO Funds
PIMCO High Yield Fund — Class A	$60,898	$78,220
PIMCO Long-Term U.S. Government Fund — Class A	1,013,021	128,605
PIMCO Low Duration Fund — Class A	146,945	140,631
PIMCO Total Return Fund — Class A	402,978	783,139
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	6,310	37,688
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	76,473	73,376
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	48,863	83,353
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	30,548	89,233
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	196,204	96,876
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	27,050	102,771
The AB Portfolios
AB All Market Total Return Portfolio — Class A	341,572	59,967
AB Wealth Appreciation Strategy — Class A	333,200	26,945
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	184,111	316,305
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	20,516	25,728
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	13,654	9,581
Virtus NFJ Large-Cap Value Fund — Class A	—	—

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLAIC may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Charges are assessed under the contracts to cover mortality and expense risks that GLAIC assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available: one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”) and the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2023, the mortality and expense risk charge was 1.20% for Class B and

F-35

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

1.50% for Class L. As of December 31, 2023, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2023, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2023 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2023 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2023 and 2022 are reflected in the Statements of Changes in Net Assets.

F-36

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2023, 2022, 2021, 2020, and 2019 follows. This information is presented as a range based upon product grouping. Expenses are a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2023	1.35% to 1.70%	3,622	36.83 to 34.84	129	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	3,716	31.68 to 30.08	114	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	3,133	52.73 to 50.24	161	0.00%	7.86% to 7.47%
2020	1.35% to 1.70%	9,250	48.89 to 46.75	445	0.00%	51.52% to 50.98%
2019	1.35% to 1.70%	4,329	32.26 to 30.96	137	0.00%	33.94% to 33.46%
AB Trust
AB International Value Fund — Class A
2023	1.40% to 1.70%	13,848	7.39 to 7.05	99	0.77%	13.29% to 12.94%
2022	1.35% to 1.70%	62,003	6.57 to 6.24	400	1.37%	(12.01)% to (12.32)%
2021	1.40% to 1.70%	16,914	7.42 to 7.12	121	2.62%	9.22% to 8.88%
2020	1.35% to 1.70%	17,108	6.84 to 6.54	113	0.52%	0.64% to 0.28%
2019	1.35% to 1.70%	60,820	6.79 to 6.52	406	1.11%	14.91% to 14.50%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund —Class A
2023	1.35% to 1.70%	21,260	29.60 to 28.01	622	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	13,813	22.14 to 21.02	302	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
2020	1.35% to 1.70%	—	26.99 to 25.81	—	0.00%	34.45% to 33.97%
2019	1.35% to 1.70%	20,912	20.07 to 19.26	415	0.00%	34.23% to 33.75%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2023	1.40% to 1.70%	528	24.56 to 23.41	13	0.05%	21.33% to 20.96%
2022	1.35% to 1.70%	61,222	20.39 to 19.36	1,234	1.48%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	5,860	26.07 to 24.84	151	0.50%	25.68% to 25.23%
2020	1.35% to 1.70%	1,159	20.74 to 19.83	24	0.59%	11.97% to 11.57%
2019	1.35% to 1.70%	1,192	18.52 to 17.78	22	0.68%	27.26% to 26.81%

F-37

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco Main Street Fund® — Class A
2023	1.40% to 1.65%	12,594	30.24 to 29.06	372	0.09%	21.35% to 21.05%
2022	1.35% to 1.70%	75,380	25.10 to 23.83	1,864	0.95%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	77,038	31.87 to 30.37	2,420	0.80%	25.88% to 25.43%
2020	1.35% to 1.65%	18,481	25.32 to 24.36	457	0.29%	12.82% to 12.48%
2019	1.35% to 1.70%	96,100	22.44 to 21.53	2,130	0.81%	30.16% to 29.70%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® —Class A
2023	1.35% to 1.70%	11,905	26.98 to 25.52	317	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	722	23.89 to 22.68	17	0.12%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	1,033	28.27 to 26.94	29	0.03%	21.36% to 20.93%
2020	1.35% to 1.70%	13,680	23.29 to 22.27	315	0.00%	7.66% to 7.28%
2019	1.35% to 1.70%	24,229	21.64 to 20.76	519	0.00%	30.36% to 29.90%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2023	1.35% to 1.70%	42,466	24.98 to 23.64	1,020	0.00%	32.23% to 31.76%
2022	1.35% to 1.70%	50,438	18.89 to 17.94	919	0.00%	(33.06)% to (33.30)%
2021	1.35% to 1.70%	46,522	28.23 to 26.90	1,270	0.00%	13.81% to 13.40%
2020	1.35% to 1.70%	63,530	24.80 to 23.72	1,535	0.00%	25.90% to 25.45%
2019	1.35% to 1.70%	71,726	19.70 to 18.91	1,379	0.53%	29.79% to 29.33%
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2023	1.35% to 1.70%	22,330	30.80 to 29.14	680	1.77%	10.73% to 10.34%
2022	1.35% to 1.65%	12,425	27.81 to 26.61	342	1.58%	(0.55)% to (0.85)%
2021	1.35% to 1.65%	20,711	27.97 to 26.83	575	1.36%	31.52% to 31.12%
2020	1.35% to 1.65%	27,693	21.26 to 20.46	583	2.37%	(2.13)% to (2.42)%
2019	1.35% to 1.65%	26,292	21.73 to 20.97	566	2.06%	23.65% to 23.27%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund —Class A
2023	1.35% to 1.70%	—	45.22 to 43.11	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22)% to (19.51)%
2021	1.35% to 1.70%	—	45.06 to 43.27	—	0.00%	28.66% to 28.21%
2020	1.35% to 1.70%	—	35.02 to 33.75	—	0.00%	14.44% to 14.04%
2019	1.35% to 1.70%	—	30.60 to 29.59	—	0.00%	26.91% to 26.46%
Allspring Special Large Cap Value Fund — Class A
2023	1.35% to 1.70%	—	33.10 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.05 to 30.77	—	0.00%	22.09% to 21.66%
2020	1.35% to 1.70%	—	26.25 to 25.29	—	0.00%	(0.30)% to (0.66)%
2019	1.35% to 1.70%	—	26.33 to 25.46	—	0.00%	30.60% to 30.14%

F-38

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Allspring Treasury Plus Money Market Fund — Class A
2023	1.35% to 1.35%	10,705	9.12 to 9.12	98	4.54%	3.18% to 3.18%
2022	1.35% to 1.35%	6,334	8.84 to 8.84	56	0.42%	(0.19)% to (0.19)%
2021	1.35% to 1.35%	10,918	8.86 to 8.86	97	0.01%	(1.34)% to (1.34)%
2020	1.35% to 1.70%	12,556	8.98 to 8.65	109	0.01%	(1.14)% to (1.50)%
2019	1.35% to 1.40%	2,451	9.08 to 9.04	22	0.65%	0.26% to 0.21%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2023	1.40% to 1.65%	2,101	24.17 to 23.23	51	2.18%	2.20% to 1.94%
2022	1.40% to 1.65%	2,201	23.65 to 22.79	52	1.86%	(4.73)% to (4.97)%
2021	1.40% to 1.65%	2,679	24.83 to 23.98	66	1.58%	14.86% to 14.57%
2020	1.35% to 1.70%	18,807	21.75 to 20.80	403	1.24%	(0.53)% to (0.89)%
2019	1.40% to 1.70%	5,506	21.74 to 20.99	118	2.03%	22.07% to 21.70%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2023	1.35% to 1.70%	33,450	11.48 to 10.86	379	3.59%	1.43% to 1.07%
2022	1.35% to 1.70%	49,978	11.32 to 10.74	559	8.48%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	14,487	13.12 to 12.50	188	3.59%	4.69% to 4.32%
2020	1.35% to 1.70%	21,775	12.53 to 11.98	270	1.19%	8.55% to 8.16%
2019	1.35% to 1.70%	58,775	11.54 to 11.08	671	2.14%	6.05% to 5.68%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund —Investor A
2023	1.35% to 1.70%	166,925	15.98 to 15.12	2,594	1.14%	10.83% to 10.44%
2022	1.35% to 1.70%	189,961	14.42 to 13.69	2,672	0.00%	(17.18)% to (17.47)%
2021	1.35% to 1.70%	211,639	17.41 to 16.59	3,598	0.94%	5.01% to 4.64%
2020	1.35% to 1.70%	221,432	16.57 to 15.85	3,592	0.46%	19.16% to 18.74%
2019	1.35% to 1.70%	268,234	13.91 to 13.35	3,657	1.11%	15.63% to 15.22%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2023	1.35% to 1.70%	31,524	25.06 to 23.71	768	2.14%	14.36% to 13.96%
2022	1.35% to 1.70%	35,301	21.91 to 20.81	754	1.65%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	27,061	23.35 to 22.25	612	1.18%	20.59% to 20.17%
2020	1.35% to 1.70%	29,686	19.36 to 18.51	558	2.06%	1.59% to 1.23%
2019	1.35% to 1.70%	27,724	19.06 to 18.29	515	2.29%	22.19% to 21.76%

F-39

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Calamos Investment Trust
Calamos Growth Fund — Class A
2023	1.35% to 1.65%	4,257	25.96 to 24.76	109	0.00%	35.72% to 35.31%
2022	1.35% to 1.70%	22,815	19.13 to 18.16	432	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	17,519	29.09 to 27.72	504	0.00%	21.61% to 21.18%
2020	1.35% to 1.70%	8,673	23.92 to 22.87	205	0.00%	31.13% to 30.67%
2019	1.35% to 1.70%	15,070	18.24 to 17.51	272	0.00%	29.34% to 28.88%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A
2023	1.35% to 1.70%	26,883	14.40 to 13.63	383	2.85%	8.93% to 8.54%
2022	1.35% to 1.65%	4,788	13.22 to 12.65	62	2.39%	(26.32)% to (26.54)%
2021	1.35% to 1.65%	4,606	17.95 to 17.22	82	3.33%	24.67% to 24.30%
2020	1.35% to 1.70%	26,239	14.39 to 13.76	374	2.27%	(3.97)% to (4.31)%
2019	1.35% to 1.70%	22,535	14.99 to 14.38	334	4.05%	22.70% to 22.26%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2023	1.35% to 1.70%	9,161	23.60 to 22.33	211	0.00%	19.96% to 19.53%
2022	1.35% to 1.70%	10,202	19.67 to 18.68	197	0.00%	(34.90)% to (35.13)%
2021	1.35% to 1.70%	20,062	30.22 to 28.80	598	1.41%	7.32% to 6.94%
2020	1.35% to 1.70%	10,105	28.16 to 26.93	280	0.00%	27.44% to 26.99%
2019	1.35% to 1.70%	15,760	22.10 to 21.20	342	0.00%	24.51% to 24.07%
Columbia Acorn International SelectSM — Class A
2023	1.35% to 1.70%	2,458	9.10 to 8.99	22	0.00%	16.54% to 16.13%
2022	1.35% to 1.70%	2,470	7.81 to 7.74	19	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	170,195	12.53 to 12.46	2,130	0.76%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	27,251	11.49 to 11.48	313	0.00%	14.92% to 14.76%
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2023	1.35% to 1.70%	14,488	23.58 to 22.98	340	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	34,957	18.21 to 17.81	633	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	12,969	26.25 to 25.77	339	0.00%	17.47% to 17.05%
2020	1.35% to 1.65%	2,398	22.34 to 22.06	54	0.00%	38.60% to 38.18%
2019	1.35% to 1.65%	2,772	16.12 to 15.97	45	0.00%	34.10% to 33.70%
Columbia Select Mid Cap Value Fund — Class A
2023	1.65% to 1.70%	67	24.96 to 24.76	2	0.85%	8.44% to 8.39%
2022	1.65% to 1.70%	71	23.02 to 22.85	2	0.56%	(10.94)% to (10.99)%
2021	1.65% to 1.70%	80	25.84 to 25.67	2	0.31%	29.79% to 29.72%
2020	1.35% to 1.70%	1,362	20.69 to 19.79	27	0.94%	5.04% to 4.67%
2019	1.35% to 1.70%	16,167	19.70 to 18.90	314	0.92%	29.53% to 29.07%

F-40

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2023	1.35% to 1.70%	21,350	24.72 to 23.39	521	0.91%	28.25% to 27.80%
2022	1.35% to 1.70%	26,331	19.28 to 18.30	502	1.43%	(18.58)% to (18.87)%
2021	1.35% to 1.70%	33,475	23.67 to 22.56	785	0.14%	10.99% to 10.59%
2020	1.35% to 1.70%	36,547	21.33 to 20.40	770	0.50%	9.91% to 9.52%
2019	1.35% to 1.70%	46,117	19.41 to 18.63	882	1.55%	29.14% to 28.68%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund —Class A
2023	1.35% to 1.70%	21,397	14.94 to 14.13	316	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	24,381	13.54 to 12.86	326	5.01%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	14,471	14.09 to 13.42	202	3.07%	2.61% to 2.25%
2020	1.35% to 1.70%	23,385	13.73 to 13.13	317	3.59%	0.78% to 0.42%
2019	1.35% to 1.70%	50,164	13.62 to 13.07	673	4.58%	5.40% to 5.02%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2023	1.35% to 1.70%	17,056	22.02 to 20.83	372	0.99%	6.46% to 6.09%
2022	1.35% to 1.70%	33,168	20.68 to 19.64	679	1.07%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	29,778	21.56 to 20.55	637	1.00%	22.62% to 22.18%
2020	1.35% to 1.70%	49,374	17.59 to 16.82	859	1.35%	0.90% to 0.54%
2019	1.35% to 1.70%	62,291	17.43 to 16.73	1,075	1.26%	28.04% to 27.58%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2023	1.35% to 1.65%	6,486	24.79 to 23.64	153	0.00%	13.36% to 13.02%
2022	1.35% to 1.65%	6,476	21.87 to 20.92	136	0.00%	(31.18)% to (31.39)%
2021	1.35% to 1.65%	6,014	31.77 to 30.49	183	0.00%	1.02% to 0.72%
2020	1.35% to 1.70%	14,968	31.45 to 30.08	461	0.00%	26.85% to 26.40%
2019	1.35% to 1.65%	6,715	24.79 to 23.94	161	0.00%	31.15% to 30.75%
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A
2023	1.35% to 1.70%	36,632	25.31 to 23.94	911	1.49%	19.58% to 19.16%
2022	1.35% to 1.70%	41,371	21.16 to 20.09	861	0.97%	(19.55)% to (19.84)%
2021	1.35% to 1.70%	44,862	26.31 to 25.07	1,162	0.50%	16.30% to 15.89%
2020	1.35% to 1.70%	48,647	22.62 to 21.63	1,085	1.07%	20.47% to 20.04%
2019	1.35% to 1.70%	52,158	18.78 to 18.02	966	1.39%	22.08% to 21.65%
Fidelity Advisor® Equity Growth Fund — Class A
2023	1.35% to 1.70%	9,619	42.88 to 40.57	408	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	9,560	32.14 to 30.51	304	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	3,405	43.24 to 41.20	146	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	36,405	35.72 to 34.15	1,286	0.00%	41.49% to 40.99%
2019	1.35% to 1.35%	344	25.24 to 25.24	9	0.00%	31.88% to 31.88%

F-41

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor® Leveraged Company Stock Fund — Class A
2023	1.35% to 1.70%	875	23.14 to 21.89	20	0.26%	24.12% to 23.68%
2022	1.35% to 1.70%	1,070	18.64 to 17.70	20	0.38%	(24.45)% to (24.72)%
2021	1.35% to 1.70%	1,386	24.68 to 23.51	34	0.12%	23.47% to 23.03%
2020	1.35% to 1.70%	1,802	19.99 to 19.11	36	0.00%	27.16% to 26.71%
2019	1.35% to 1.70%	2,322	15.72 to 15.08	36	0.00%	27.72% to 27.27%
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2023	1.35% to 1.65%	275	25.76 to 24.56	7	0.18%	13.16% to 12.82%
2022	1.35% to 1.65%	292	22.76 to 21.77	6	0.07%	(16.16)% to (16.42)%
2021	1.35% to 1.65%	327	27.15 to 26.05	9	0.03%	23.23% to 22.86%
2020	1.35% to 1.65%	683	22.03 to 21.20	15	0.01%	16.74% to 16.39%
2019	1.35% to 1.70%	16,059	18.87 to 18.11	300	0.39%	21.65% to 21.21%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2023	1.35% to 1.70%	65,111	33.87 to 32.05	2,171	0.33%	34.12% to 33.65%
2022	1.35% to 1.70%	21,968	25.26 to 23.98	542	0.34%	(28.46)% to (28.71)%
2021	1.35% to 1.70%	25,381	35.30 to 33.64	878	0.00%	22.62% to 22.19%
2020	1.35% to 1.70%	25,277	28.79 to 27.53	714	0.01%	21.97% to 21.53%
2019	1.35% to 1.70%	46,040	23.60 to 22.65	1,070	0.13%	27.41% to 26.96%
Franklin Fund Allocator Series
Franklin Global Allocation Fund —Class A
2023	1.35% to 1.70%	34,552	15.88 to 15.02	540	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	38,338	14.25 to 13.53	539	3.94%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	48,057	16.39 to 15.61	776	0.84%	10.23% to 9.84%
2020	1.35% to 1.70%	52,352	14.87 to 14.22	767	3.66%	0.18% to (0.18)%
2019	1.35% to 1.70%	54,811	14.84 to 14.24	803	3.06%	16.22% to 15.80%
Franklin Value Investors Trust
Franklin Small Cap Value Fund —Class A
2023	1.35% to 1.70%	17,806	26.06 to 24.66	456	1.38%	11.37% to 10.98%
2022	1.35% to 1.70%	5,800	23.40 to 22.22	132	0.36%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	6,871	26.42 to 25.17	176	0.53%	23.77% to 23.34%
2020	1.35% to 1.70%	8,193	21.34 to 20.41	170	0.79%	3.97% to 3.60%
2019	1.35% to 1.70%	7,965	20.53 to 19.70	160	1.18%	24.34% to 23.90%
JPMorgan Trust II
JPMorgan Core Bond Fund —Class A
2023	1.35% to 1.70%	104,608	12.65 to 11.97	1,294	3.21%	4.00% to 3.63%
2022	1.35% to 1.70%	156,582	12.16 to 11.55	1,872	2.25%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	182,237	14.10 to 13.44	2,529	1.77%	(2.70)% to (3.04)%
2020	1.35% to 1.70%	204,345	14.49 to 13.86	2,918	2.12%	6.39% to 6.02%
2019	1.35% to 1.70%	179,347	13.62 to 13.07	2,408	2.52%	6.60% to 6.23%

F-42

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
JPMorgan Investor Growth & Income Fund — Class A
2023	1.35% to 1.70%	9,582	22.39 to 21.19	213	1.90%	14.28% to 13.88%
2022	1.35% to 1.70%	10,776	19.59 to 18.61	210	1.43%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	11,676	23.29 to 22.19	270	2.41%	12.43% to 12.03%
2020	1.35% to 1.70%	12,530	20.72 to 19.81	258	1.52%	15.33% to 14.92%
2019	1.35% to 1.70%	13,734	17.96 to 17.24	245	1.49%	18.98% to 18.55%
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2023	1.35% to 1.70%	14,516	34.52 to 32.66	496	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	15,262	25.07 to 23.81	379	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.40%	3,227	38.34 to 38.08	123	0.20%	21.01% to 20.95%
2020	1.35% to 1.70%	13,989	31.68 to 30.30	439	0.23%	36.94% to 36.46%
2019	1.35% to 1.40%	5,318	23.13 to 23.00	123	0.08%	34.62% to 34.55%
Legg Mason Global Asset Management Trust
ClearBridge Value Trust — Class FI
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
2020	1.40% to 1.40%	553	18.78 to 18.78	10	0.07%	9.60% to 9.60%
2019	1.35% to 1.70%	100,535	17.23 to 16.54	1,715	0.24%	25.23% to 24.79%
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI
2023	1.35% to 1.40%	4,657	24.96 to 24.76	116	0.22%	22.12% to 22.06%
2022	1.35% to 1.40%	4,976	20.44 to 20.29	101	0.00%	(26.60)% to (26.64)%
2021	1.35% to 1.70%	17,858	27.84 to 26.53	493	0.00%	6.33% to 5.95%
2020	1.35% to 1.40%	5,749	26.19 to 26.02	150	0.14%	17.84% to 17.78%
2019	1.35% to 1.40%	6,195	22.22 to 22.09	137	0.35%	22.51% to 22.46%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2023	1.35% to 1.70%	1,563	22.39 to 21.19	35	1.82%	9.00% to 8.61%
2022	1.35% to 1.70%	1,666	20.55 to 19.51	34	1.67%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	8,282	23.10 to 22.01	189	1.24%	25.04% to 24.59%
2020	1.35% to 1.70%	72,199	18.48 to 17.67	1,318	2.13%	(2.60)% to (2.95)%
2019	1.35% to 1.70%	28,300	18.97 to 18.21	530	2.28%	23.55% to 23.11%

F-43

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund —Class A
2023	1.35% to 1.70%	18,355	17.66 to 16.70	320	4.10%	5.42% to 5.04%
2022	1.35% to 1.70%	2,729	16.75 to 15.90	46	4.33%	(13.87)% to (14.18)%
2021	1.35% to 1.70%	11,189	19.45 to 18.53	216	2.98%	1.86% to 1.50%
2020	1.35% to 1.70%	4,556	19.09 to 18.26	86	3.92%	6.14% to 5.77%
2019	1.35% to 1.70%	4,720	17.99 to 17.26	84	4.10%	11.84% to 11.45%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund —Class A
2023	1.35% to 1.65%	10,770	22.59 to 21.55	239	0.56%	13.94% to 13.60%
2022	1.35% to 1.65%	12,025	19.83 to 18.97	234	0.91%	(12.26)% to (12.53)%
2021	1.35% to 1.65%	14,405	22.60 to 21.68	320	0.72%	27.14% to 26.76%
2020	1.35% to 1.65%	17,077	17.78 to 17.11	298	1.34%	1.34% to 1.04%
2019	1.35% to 1.65%	15,966	17.54 to 16.93	276	0.58%	21.25% to 20.88%
PIMCO Funds
PIMCO High Yield Fund — Class A
2023	1.35% to 1.70%	19,362	18.05 to 17.08	346	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	21,220	16.28 to 15.46	342	4.68%	(12.29)% to (12.61)%
2021	1.35% to 1.70%	30,840	18.57 to 17.69	567	4.17%	2.28% to 1.92%
2020	1.35% to 1.70%	19,460	18.15 to 17.36	349	4.50%	3.55% to 3.18%
2019	1.35% to 1.70%	35,727	17.53 to 16.82	619	4.78%	12.99% to 12.59%
PIMCO Long-Term U.S. Government Fund — Class A
2023	1.35% to 1.70%	71,062	13.74 to 13.00	963	2.83%	1.77% to 1.41%
2022	1.35% to 1.70%	6,888	13.50 to 12.82	91	1.89%	(30.16)% to (30.41)%
2021	1.35% to 1.70%	68,064	19.33 to 18.42	1,300	1.55%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	30,838	20.60 to 19.70	627	2.89%	15.90% to 15.49%
2019	1.35% to 1.70%	35,851	17.77 to 17.06	629	2.33%	11.52% to 11.12%
PIMCO Low Duration Fund — Class A
2023	1.35% to 1.70%	56,407	10.86 to 10.28	603	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	57,105	10.48 to 9.95	589	1.59%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	101,219	11.24 to 10.71	1,122	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	92,767	11.50 to 11.00	1,054	1.46%	1.72% to 1.36%
2019	1.35% to 1.70%	68,815	11.31 to 10.85	769	3.07%	2.77% to 2.40%
PIMCO Total Return Fund—Class A
2023	1.35% to 1.70%	131,482	13.09 to 12.39	1,692	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	164,907	12.53 to 11.90	2,035	3.96%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	133,897	14.83 to 14.13	1,955	1.93%	(2.51)% to (2.86)%
2020	1.35% to 1.70%	186,404	15.22 to 14.55	2,794	2.16%	7.04% to 6.66%
2019	1.35% to 1.70%	201,052	14.21 to 13.64	2,815	3.47%	6.44% to 6.06%

F-44

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2023	1.35% to 1.65%	14,541	8.62 to 8.57	125	0.00%	50.24% to 49.79%
2022	1.35% to 1.65%	18,610	5.74 to 5.72	107	0.00%	(41.53)% to (41.71)%
2021 (5)	1.35% to 1.70%	28,456	9.81 to 9.81	279	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2023	1.35% to 1.70%	34,935	7.36 to 6.96	255	1.92%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	34,199	7.62 to 7.24	258	2.36%	22.83% to 22.39%
2021	1.35% to 1.70%	51,952	6.21 to 5.91	320	0.53%	25.51% to 25.07%
2020	1.35% to 1.70%	139,067	4.94 to 4.73	679	1.35%	9.67% to 9.28%
2019	1.35% to 1.70%	179,488	4.51 to 4.33	800	1.78%	14.94% to 14.53%
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2023	1.35% to 1.70%	23,956	13.58 to 12.84	322	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	26,621	11.94 to 11.34	314	0.72%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	9,748	14.77 to 14.07	142	0.77%	11.88% to 11.49%
2020	1.35% to 1.70%	22,639	13.20 to 12.62	296	0.94%	9.43% to 9.04%
2019	1.35% to 1.70%	20,385	12.06 to 11.57	243	0.00%	24.15% to 23.71%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2023	1.35% to 1.70%	12,091	33.26 to 31.47	391	1.85%	16.92% to 16.51%
2022	1.35% to 1.70%	14,355	28.44 to 27.01	399	1.14%	(13.36)% to (13.67)%
2021	1.35% to 1.70%	16,627	32.83 to 31.28	534	0.44%	16.62% to 16.21%
2020	1.35% to 1.70%	29,767	28.15 to 26.92	825	1.09%	16.21% to 15.79%
2019	1.35% to 1.70%	21,287	24.22 to 23.25	506	1.38%	22.52% to 22.09%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund —Advisor Class
2023	1.35% to 1.70%	24,173	24.71 to 23.38	592	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	21,077	22.91 to 21.75	479	1.70%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	20,433	24.08 to 22.95	490	1.32%	23.57% to 23.13%
2020	1.35% to 1.70%	45,841	19.49 to 18.64	887	2.05%	(0.32)% to (0.67)%
2019	1.35% to 1.65%	16,972	19.55 to 18.88	331	2.09%	24.47% to 24.09%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund —Advisor Class
2023	1.35% to 1.70%	8,332	39.06 to 36.96	319	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	10,835	27.33 to 25.95	291	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	11,683	46.40 to 44.21	534	0.00%	18.09% to 17.67%
2020	1.35% to 1.70%	9,135	39.29 to 37.57	354	0.00%	34.70% to 34.23%
2019	1.35% to 1.70%	11,206	29.17 to 27.99	323	0.00%	28.68% to 28.22%

F-45

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2023	1.35% to 1.70%	38,657	14.18 to 13.42	543	1.82%	9.54% to 9.15%
2022	1.35% to 1.70%	18,083	12.95 to 12.29	233	2.57%	(20.84)% to (21.12)%
2021	1.35% to 1.70%	18,560	16.35 to 15.58	302	0.00%	11.43% to 11.03%
2020	1.35% to 1.70%	25,083	14.68 to 14.03	364	3.04%	3.41% to 3.05%
2019	1.35% to 1.70%	25,063	14.19 to 13.62	352	2.09%	17.76% to 17.34%
AB Wealth Appreciation Strategy — Class A
2023	1.35% to 1.70%	17,816	18.15 to 17.17	320	1.16%	19.09% to 18.67%
2022	1.40% to 1.70%	427	15.13 to 14.47	6	1.19%	(19.81)% to (20.06)%
2021	1.40% to 1.70%	1,077	18.86 to 18.10	20	1.16%	18.69% to 18.32%
2020	1.40% to 1.70%	1,192	15.89 to 15.30	19	1.25%	11.21% to 10.88%
2019	1.40% to 1.70%	1,223	14.29 to 13.79	17	1.17%	23.38% to 23.00%
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund —Class A
2023	1.35% to 1.70%	71,679	19.77 to 18.70	1,402	5.08%	15.36% to 14.95%
2022	1.35% to 1.70%	85,238	17.13 to 16.27	1,445	3.20%	0.44% to 0.08%
2021 (6)	1.35% to 1.70%	108,570	17.06 to 16.26	1,828	1.57%	20.56% to 20.14%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2023	1.35% to 1.70%	11,339	13.63 to 12.89	151	1.87%	14.21% to 13.81%
2022	1.35% to 1.70%	11,789	11.93 to 11.33	137	1.57%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	13,112	14.57 to 13.89	187	0.52%	5.81% to 5.44%
2020	1.35% to 1.70%	37,584	13.77 to 13.17	511	0.32%	20.91% to 20.48%
2019	1.35% to 1.70%	16,508	11.41 to 10.95	185	1.18%	26.92% to 26.47%
Thornburg Small/Mid Cap Growth Fund — Class A
2023	1.35% to 1.70%	1	21.65 to 20.49	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	1	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	5,000	28.28 to 26.94	140	0.00%	(5.61)% to (5.95)%
2020	1.35% to 1.35%	124	29.96 to 29.96	4	0.00%	39.73% to 39.73%
2019	1.35% to 1.35%	124	21.44 to 21.44	3	0.00%	27.17% to 27.17%
Virtus Investment Trust
Virtus NFJ International Value Fund —Class A
2023	1.35% to 1.70%	6,588	8.35 to 7.90	54	1.64%	8.85% to 8.46%
2022	1.35% to 1.70%	6,040	7.67 to 7.28	46	1.71%	(20.39)% to (20.67)%
2021	1.35% to 1.70%	6,974	9.63 to 9.18	67	0.92%	8.41% to 8.02%
2020	1.35% to 1.70%	40,380	8.89 to 8.50	355	2.43%	7.87% to 7.49%
2019	1.35% to 1.70%	38,085	8.24 to 7.91	311	2.48%	19.91% to 19.49%

F-46

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2023

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Virtus NFJ Large-Cap Value Fund —Class A
2023	1.35% to 1.70%	—	20.83 to 19.71	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.06	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	85,882	21.38 to 20.37	1,816	0.60%	24.49% to 24.05%
2020	1.35% to 1.70%	70,787	17.17 to 16.42	1,202	0.30%	0.56% to 0.20%
2019	1.35% to 1.70%	—	17.08 to 16.39	—	0.00%	22.92% to 22.48%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

Audit, Compensation, and Nominating Committee

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of summary of operations, statutory statements of changes in capital and surplus, and statutory statements of cash flow for each of the years in the three-year period ended December 31, 2023 and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2023 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2023.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 18, 2024

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Admitted Assets
Cash and invested assets:
Bonds	$9,199.0	$9,787.8
Preferred stocks — nonaffiliates	14.0	14.4
Common stocks — affiliates	118.1	118.7
Common stocks — nonaffiliates	45.7	44.7
Mortgage loans	1,681.5	1,745.5
Real estate	11.0	11.7
Contract loans	433.3	441.4
Cash, cash equivalents and short-term investments	314.3	215.3
Other invested assets	166.6	141.5
Receivable for securities	3.8	9.5
Derivative assets	16.5	8.2

Total cash and invested assets	12,003.8	12,538.7

Amounts recoverable from reinsurers and funds held	356.6	461.3
Deferred tax asset	95.1	104.9
Guaranty funds receivable	6.7	6.5
Premiums and accounts receivable	315.2	347.6
Investment income due and accrued	114.9	118.8
Receivable from parent, subsidiaries and affiliates	0.2	0.1
Other assets	10.4	10.7
Separate account assets	4,231.0	4,135.3

Total admitted assets	$17,133.9	$17,723.9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2023 and 2022

(Dollar amounts in millions, except per share amounts)

	2023	2022
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$7,050.7	$7,183.8
Aggregate reserves — annuity contracts	2,425.8	2,884.9
Aggregate reserves — accident and health policies	0.4	0.5
Liability for deposit-type contracts	432.0	561.6
Liability for policy and contract claims	91.6	102.1
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	4.3	5.1
Other amounts payable on reinsurance	138.3	153.7
Interest maintenance reserve	30.8	42.7
Commissions payable	0.1	0.1
General expenses due or accrued	1.0	1.5
Transfers to separate accounts due or accrued	(11.3)	(8.4)
Taxes, licenses, and fees due or accrued	7.4	7.6
Current Federal income tax payable	2.2	29.0
Unearned investment income	5.5	5.3
Amounts withheld or retained by company as agent or trustee	23.3	17.8
Remittances and items not allocated	26.1	19.7
Asset valuation reserve	119.1	109.6
Payable to parent, subsidiaries and affiliates	11.8	10.2
Funds held under coinsurance and treaties with unauthorized reinsurers	1,646.5	1,641.7
Reinsurance in unauthorized companies	—	12.4
Payable for securities	—	0.1
Derivative liabilities	0.9	0.6
Payable for collateral received from derivatives counterparties	1.1	2.2
Separate account liabilities	4,231.0	4,135.3

Total liabilities	16,238.9	16,919.4

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(587.3)	(677.8)

Total capital and surplus	895.0	804.5

Total liabilities and capital and surplus	$17,133.9	$17,723.9

See accompanying notes to statutory financial statements.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Revenues:
Premiums and annuity considerations	$220.1	$181.7	$(1,249.1)
Considerations for supplementary contracts with life contingencies	23.8	26.5	25.0
Net investment income	552.8	570.7	630.5
Amortization of interest maintenance reserve	2.1	4.5	4.3
Commissions and expense allowances on reinsurance ceded	97.7	124.8	1,517.0
Reserve adjustments on reinsurance ceded	(95.4)	(89.3)	(92.3)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	78.0	85.4	100.2
Other income	24.1	23.7	20.1

Total revenues	903.2	928.0	955.7

Benefits:
Death benefits	419.7	370.0	437.9
Matured endowments	2.0	1.8	2.0
Annuity benefits	308.6	331.3	378.4
Disability benefits and benefits under accident and health policies	4.1	4.5	4.7
Surrender benefits and other fund withdrawals	511.7	586.3	939.6
Payments on supplementary contracts with life contingencies	20.6	19.0	17.1
Interest and adjustments on contracts or deposit-type contract funds	15.0	16.3	21.7
Decrease in aggregate reserves — life, annuity and accident and health	(592.3)	(464.6)	(622.3)

Total benefits	689.4	864.6	1,179.1

Expenses:
Commissions	83.9	90.2	102.4
General insurance expenses	134.5	168.0	146.0
Insurance taxes, licenses, and fees, excluding Federal income taxes	20.8	21.5	25.3
Net transfer from separate accounts	(329.8)	(335.6)	(460.7)
Other expenses	71.5	59.1	78.2

Total expenses	(19.1)	3.2	(108.8)

Total benefits and expenses	670.3	867.8	1,070.3

Income (loss) before Federal income taxes and realized capital gains (losses), net	232.9	60.2	(114.6)
Federal income taxes	14.9	(23.4)	(52.3)

Income (loss) before realized capital gains (losses)	218.0	83.6	(62.3)
Realized capital losses, net	(119.6)	(83.5)	(117.0)

Net income (loss)	$98.4	$0.1	$(179.3)

See accompanying notes to statutory financial statements.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2020	$25.6	25,651	$1,456.7	$(490.5)	$991.8
Net loss	—	—	—	(179.3)	(179.3)
Change in net unrealized capital gains and losses	—	—	—	308.7	308.7
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(0.2)	(0.2)
Change in net deferred income taxes	—	—	—	62.8	62.8
Change in nonadmitted assets	—	—	—	(74.6)	(74.6)
Change in liability for reinsurance in unauthorized companies	—	—	—	0.5	0.5
Change in asset valuation reserve	—	—	—	(5.1)	(5.1)
Change in surplus as a result of reinsurance	—	—	—	(15.1)	(15.1)
Special tax allocation agreement with Genworth	—	—	—	(224.9)	(224.9)

Balances as of December 31, 2021	25.6	25,651	1,456.7	(617.7)	864.6
Net income	—	—	—	0.1	0.1
Change in net unrealized capital gains and losses	—	—	—	160.4	160.4
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.2)	(1.2)
Change in net deferred income taxes	—	—	—	(7.2)	(7.2)
Change in nonadmitted assets	—	—	—	(1.5)	(1.5)
Change in liability for reinsurance in unauthorized companies	—	—	—	(12.4)	(12.4)
Change in asset valuation reserve	—	—	—	5.1	5.1
Change in surplus as a result of reinsurance	—	—	—	(45.3)	(45.3)
Prior period correction — cross-entity term conversions	—	—	—	19.7	19.7
Special tax allocation agreement with Genworth	—	—	—	(177.8)	(177.8)

Balances as of December 31, 2022	25.6	25,651	1,456.7	(677.8)	804.5
Net income	—	—	—	98.4	98.4
Change in net unrealized capital gains and losses	—	—	—	(5.0)	(5.0)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	1.3	1.3
Change in net deferred income taxes	—	—	—	(6.6)	(6.6)
Change in nonadmitted assets	—	—	—	31.3	31.3
Change in liability for reinsurance in unauthorized companies	—	—	—	12.4	12.4
Change in asset valuation reserve	—	—	—	(9.5)	(9.5)
Change in surplus as a result of reinsurance	—	—	—	(31.8)	(31.8)

Balances as of December 31, 2023	$25.6	25,651	$1,456.7	$(587.3)	$895.0

See accompanying notes to statutory financial statements.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Cash flow from operations:
Premiums collected net of reinsurance	$231.7	$210.1	$(1,216.6)
Net investment income	538.7	559.1	621.4
Miscellaneous income	140.4	116.3	1,160.7

Total cash provided from revenues	910.8	885.5	565.5

Benefit and loss related payments	1,143.9	1,257.6	1,763.4
Net transfers from separate, segregated accounts, and protected cell accounts	(327.0)	(335.1)	(458.9)
Commissions, expenses paid, and aggregate write-ins for deductions	236.4	276.3	267.2
Federal income taxes paid (recovered), net of capital gains (losses)	66.1	(19.6)	6.5

Total cash applied to benefits and general and other expenses	1,119.4	1,179.2	1,578.2

Net cash applied to operations	(208.6)	(293.7)	(1,012.7)

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	827.1	848.4	1,737.5
Stocks	8.4	14.3	104.9
Mortgage loans	91.9	219.4	265.0
Real estate	—	2.2	—
Other invested assets	2.2	1.2	1.6
Miscellaneous proceeds	2.7	18.0	68.4

Total investment proceeds	932.3	1,103.5	2,177.4

Cost of investments acquired:
Bonds	238.4	276.4	525.1
Stocks	4.9	1.3	19.6
Mortgage loans	27.9	211.8	300.8
Real estate	—	—	0.5
Other invested assets	26.0	21.5	—
Miscellaneous applications	93.6	73.0	110.9

Total investments acquired	390.8	584.0	956.9
Net decrease in contract loans and premium notes	(8.2)	(21.3)	(11.8)

Net cash provided by investments	549.7	540.8	1,232.3

Cash flow from financing and miscellaneous sources:
Cash applied:
Net deposits on deposit-type contracts and other insurance liabilities	(209.9)	(140.0)	(247.1)
Other cash applied	(32.2)	(61.1)	(46.1)

Net cash applied to financing and miscellaneous sources	(242.1)	(201.1)	(293.2)

Net change in cash, cash equivalents and short-term investments	99.0	46.0	(73.6)
Cash, cash equivalents and short-term investments:
Beginning of year	215.3	169.3	242.9

End of year	$314.3	$215.3	$169.3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	2021
Supplemental information:
Interest capitalization — net investment income	$(8.2)	$(8.1)	$(8.4)
Interest capitalization — bond purchases	(8.2)	(8.1)	(8.4)
Securities exchanged — bond proceeds	(62.6)	(108.7)	(108.9)
Securities exchanged — bond purchases	(62.6)	(108.7)	(104.4)
Securities exchanged — surplus note acquired	—	—	(4.5)
Tax sharing agreement transfer of taxes payable — taxes paid	(28.2)	(22.6)	(9.3)
Tax sharing agreement transfer of taxes payable — stock proceeds	(38.9)	(364.5)	(230.4)
Tax sharing agreement transfer of taxes payable — stock purchases	(67.1)	(209.3)	(14.8)
Tax sharing agreement transfer of taxes payable — special tax allocation agreement	—	(177.8)	(224.9)
Reinsurance treaty non-cash transaction Scottish Re recapture — premiums collected net of reinsurance	(36.7)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — miscellaneous income	(6.8)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — benefit and loss related payments	(30.9)	—	—
Reinsurance treaty non-cash transaction Scottish Re recapture — other cash applied	(1.0)	—	—
Transfer of securities from affiliate as return of capital — stock proceeds	—	—	(82.5)
Transfer of securities from affiliate as return of capital — bond purchases	—	—	(81.8)
Transfer of securities from affiliate as return of capital — net investment income	—	—	(0.7)
Transfer to surplus notes — bonds proceeds	—	—	(54.2)
Transfer from bonds — other invested assets purchases	—	—	(54.2)
Reinsurance treaties — investment income	—	—	(0.2)
Reinsurance treaties — commissions ceded	—	—	(391.1)
Reinsurance treaties — bond purchases	—	—	(18.8)
Reinsurance treaties — funds withheld adjustment	—	—	(371.2)

See accompanying notes to statutory financial statements.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2023:

Genworth Life Insurance Company of New York (“GLICNY”)	34.5%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Jamestown Assignment Company, Inc. (“JAC”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0

In October 2021, Jamestown Life Insurance Company (“JLIC”), a licensed insurance company in the Commonwealth of Virginia, withdrew its insurance license but continues to operate as a structured settlement annuity assignment company. Effective March 31, 2022, JLIC was renamed JAC.

As of December 31, 2023, GNWLAAC RE, JAC and ASI were unaudited and fully nonadmitted.

The Company’s direct subsidiaries previously included River Lake Insurance Company VII (“RLIC VII”) and River Lake Insurance Company VIII (“RLIC VIII”). RLIC VII and RLIC VIII were dissolved on March 17, 2022.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

(c) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates.

(d) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. The amortized cost is written down when an impairment is deemed other-than-temporary. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss). A temporary allowance is recorded for declines in fair value related to credit losses.

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income (loss) is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Asset adequacy analysis (for which the Company uses cash flow testing) is performed annually using best estimate assumptions with provisions for adverse deviation to determine if there is adequate margin when comparing assets to all future liabilities under moderately adverse conditions. If the margin is negative, the Company would be required to record additional statutory reserves in the statutory statement of summary of operations. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. The U.S. GAAP liability uses best estimate cash flow assumptions, which are reviewed at least annually or more frequently if actual experience indicates a change is required. The change in the liability for future policy benefits resulting from cash flow assumption updates is recorded in the income statement.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized on a constant-level basis.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income (loss).

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(e) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(f) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the audited U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Investments in preferred stocks are carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2023 and 2022, the Company’s investment in real estate consisted of properties occupied by the Company of $11.0 and $11.7, respectively. On September 16, 2022, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $2.4. As a result of the sale, the Company recorded a pre-tax gain of $1.8.

Newco, a noninsurance subsidiary, owns and leases certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2023 and 2022.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(g) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

(h) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2023 and 2022, the Company’s nonadmitted investment income due and accrued was zero.

(i) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

(j) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Variable annuity reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities.

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(l) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(m) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(n) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(o) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(p) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(q) Electronic Data Processing (“EDP”) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2023 and 2022, EDP equipment and operating software and non-operating software totaled $0.5 and $1.4, respectively. For the years ended December 31, 2023, 2022 and 2021, total depreciation expense for EDP equipment and operating software and non-operating software was $3.2, $4.0 and $4.1, respectively. Of these amounts, $0.3, $0.5 and $0.6 were related to EDP equipment and operating software as of December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, total accumulated depreciation totaled $113.4 and $112.4, respectively, inclusive of $0.2 related to EDP equipment and operating software in both periods.

(r) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, bond purchase commitments, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities. Bond purchase commitments are used to lock in prices of future bond purchases.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

(s) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(t) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(u) Accounting Changes

In March 2023, the NAIC adopted modifications to SSAP No. 34, Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest. See Note 2.

In August 2022, the NAIC adopted Actuarial Guideline LIII, Application of the Valuation Manual for Testing the Adequacy of Life Insurer Reserves (“AG 53”), which was effective December 31, 2022. AG 53 provides uniform guidance and clarification of the requirements for the appropriate support of certain assumptions for the asset adequacy analysis performed by life insurers. The adoption of AG 53 did not have an impact on the Company’s financial statements.

(v) Correction of Error

During 2022, the Company recorded a prior period correction related to historical reinsurance impacts on cross-entity term conversions. To record this correction, the Company recorded a reinsurance recoverable from GLIC of $25.0 and decreased net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit, in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. See Notes 5 and 16 for additional information.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2023 and 2022, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2023
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$482.5	$20.2	$—	$(49.9)	$—	$452.8
All other governments	128.9	3.7	—	(15.8)	—	116.8
States, territories, and possessions	116.2	2.8	—	(0.9)	—	118.1
Special revenue and special assessment obligations	330.7	10.0	—	(21.5)	—	319.2
Industrial and miscellaneous	7,038.4	121.7	—	(572.7)	—	6,587.4
Residential mortgage-backed	348.2	2.7	—	(20.0)	—	330.9
Commercial mortgage-backed	456.9	—	—	(83.6)	—	373.3
Other asset-backed and structured securities	252.6	0.2	—	(7.7)	—	245.1
Hybrids	44.6	0.6	—	(0.3)	—	44.9

Total bonds	9,199.0	161.9	—	(772.4)	—	8,588.5
Preferred and common stocks — nonaffiliates	59.7	—	—	—	—	59.7

Total bonds and preferred and common stocks	$9,258.7	$161.9	$—	$(772.4)	$—	$8,648.2

	2022
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$508.1	$22.0	$—	$(47.7)	$—	$482.4
All other governments	136.5	3.7	—	(18.0)	—	122.2
States, territories, and possessions	117.2	1.6	—	(1.9)	—	116.9
Special revenue and special assessment obligations	397.6	8.0	—	(32.1)	—	373.5
Industrial and miscellaneous	7,325.6	62.0	—	(795.4)	—	6,592.2
Residential mortgage-backed	381.1	2.3	—	(24.5)	—	358.9
Commercial mortgage-backed	585.1	0.1	—	(76.6)	—	508.6
Other asset-backed and structured securities	288.4	—	—	(16.0)	—	272.4
Hybrids	48.2	0.4	—	(2.5)	—	46.1

Total bonds	9,787.8	100.1	—	(1,014.7)	—	8,873.2
Preferred and common stocks — nonaffiliates	59.1	—	—	—	—	59.1

Total bonds and preferred and common stocks	$9,846.9	$100.1	$—	$(1,014.7)	$—	$8,932.3

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, unrealized losses on bonds where carrying value equaled fair value were de minimis as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, the scheduled contractual maturity distribution of the bond portfolio was as follows:

	2023
	Carrying value	Fair value
Due in one year or less	$239.4	$237.7
Due after one year through five years	1,182.7	1,167.0
Due after five years through ten years	1,364.2	1,308.8
Due after ten years	5,355.0	4,925.7

Subtotals	8,141.3	7,639.2
Residential mortgage-backed	348.2	330.9
Commercial mortgage-backed	456.9	373.3
Other asset-backed structured securities	252.6	245.1

Totals	$9,199.0	$8,588.5

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.8 as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, approximately 76.5% and 74.8%, respectively, of the Company’s long-term bond portfolio was composed of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2023 and 2022, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

The credit quality mix of the bond portfolio as of December 31, 2023 and 2022 was as follows. The quality ratings represent NAIC designations.

	2023		2022
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$4,827.8	52.5%	$4,976.3	50.8%
Class 2 — high quality	4,033.5	43.8	4,423.4	45.2
Class 3 — medium quality	312.6	3.4	368.6	3.8
Class 4 — low quality	18.0	0.2	19.4	0.2
Class 5 — lower quality	7.0	0.1	—	—
Class 6 — in or near default	0.1	—	0.1	—

Totals	$9,199.0	100.0%	$9,787.8	100.0%

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2023 and 2022.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2023 and 2022 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2023, 2022 and 2021:

	GLICNY	RLIC VI1	RLIC X1
2023
Total admitted assets	$7,050.7	$2,038.2	$926.6
Total liabilities	6,838.8	1,966.5	901.5
Total capital and surplus	211.9	71.7	25.1
Net income (loss)	(1.1)	80.3	13.5

2022
Total admitted assets	$7,262.1	$2,196.4	$952.2
Total liabilities	7,050.4	2,122.2	930.5
Total capital and surplus	211.7	74.2	21.7
Net income	0.3	185.8	66.8

2021
Total admitted assets	$7,569.5	$2,319.5	$959.7
Total liabilities	7,345.3	2,253.9	928.4
Total capital and surplus	224.2	65.6	31.3
Net income (loss)	7.5	(814.1)	(527.1)

[1]	As of December 31, 2023 and 2022, the Company carried its investment in the subsidiary at zero.

As of December 31, 2023 and 2022, the Company’s investment in GLICNY was $73.1 and $73.0, respectively.

Effective December 1, 2021, RLIC X was granted a permitted practice from the Vermont Department of Financial Regulation to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department of Insurance (“Delaware Department”) pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI was granted a permitted practice from the Delaware Department whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance policies as a gross admitted asset and as paid in surplus.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company has an investment in Newco which is audited and fully admitted at audited U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2023 and 2022, the Company’s investment in Newco was $45.0 and $45.7, respectively. Statutory goodwill was amortized over 10 years in accordance with SSAP No. 97 and was fully amortized in 2022. The amount amortized for the years ended December 31, 2022 and 2021 was $0.8 and $1.0, respectively.

As of December 31, 2023 and 2022, GNWLAAC RE and JAC were unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2023 and 2022, the Company’s mortgage loan portfolio consisted of 367 and 379, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2023 were 6.5% and 6.0%, respectively. All of the mortgage loans were current as of December 31, 2023 and 2022.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2023 and 2022:

	2023		2022
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$656.7	39.1%	$680.0	39.0%
Office	420.9	25.0	438.9	25.1
Industrial	403.1	24.0	417.8	23.9
Mixed use	99.4	5.9	98.3	5.6
Apartments	73.2	4.3	81.3	4.7
Other	28.2	1.7	29.2	1.7

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

	2023		2022
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$468.3	27.8%	$478.7	27.4%
Pacific	320.6	19.1	340.0	19.5
Mountain	180.7	10.7	187.3	10.7
Middle Atlantic	164.9	9.8	172.9	9.9
West North Central	149.1	8.9	158.5	9.1
East North Central	136.1	8.1	139.4	8.0
West South Central	130.0	7.7	130.9	7.5
East South Central	81.6	4.9	85.8	4.9
New England	50.2	3.0	52.0	3.0

Total principal balance	$1,681.5	100.0%	$1,745.5	100.0%

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2023 and 2022. The Company had no impaired loans as of December 31, 2023 and 2022.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2023 and 2022:

	2023			2022
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,681.5	$1,681.5	$—	$1,745.5	$1,745.5
Interest reduced
Recorded investment	$—	$—	$—	$—	$15.1	$15.1
Number of loans	—	—	—	—	1	1
Percent reduced	—%	—%	—%	—%	0.6%	0.6%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—	$—

As of December 31, 2023 and 2022, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2023 and 2022, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2023, 2022 and 2021, the Company originated $3.8, $28.1, and $7.4, respectively, in mortgage loans secured by real estate in California. As of December 31, 2023 and 2022, the Company held $191.3 and $205.0, respectively, of mortgages secured by real estate in California, which was 11.4% and 11.7%, respectively, of its total mortgage portfolio.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$214.6	$222.3	$219.8	$—	$—	$656.7
Office	81.7	45.4	286.8	7.0	—	420.9
Industrial	193.1	64.8	145.2	—	—	403.1
Mixed use	22.9	1.6	74.9	—	—	99.4
Apartments	34.0	8.4	30.8	—	—	73.2
Other	10.7	—	17.5	—	—	28.2

Total	$557.0	$342.5	$775.0	$7.0	$—	$1,681.5

Percent of total	33.1%	20.4%	46.1%	0.4%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	1.4	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$213.1	$165.3	$301.6	$—	$—	$680.0
Office	90.6	44.9	303.4	—	—	438.9
Industrial	211.5	43.8	162.5	—	—	417.8
Mixed use	18.3	13.2	66.8	—	—	98.3
Apartments	41.4	8.5	31.4	—	—	81.3
Other	11.3	—	17.9	—	—	29.2

Total	$586.2	$275.7	$883.6	$—	$—	$1,745.5

Percent of total	33.6%	15.8%	50.6%	—%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	—	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2023 and 2022:

	2023 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$21.7	$18.3	$109.8	$283.4	$223.5	$656.7
Office	53.0	10.4	75.3	175.5	106.7	420.9
Industrial	10.8	1.7	27.5	151.6	211.5	403.1
Mixed use	0.8	9.2	20.9	32.0	36.5	99.4
Apartments	2.2	—	7.6	52.4	11.0	73.2
Other	—	14.6	2.9	3.4	7.3	28.2

Total	$88.5	$54.2	$244.0	$698.3	$596.5	$1,681.5

Percent of total	5.3%	3.2%	14.5%	41.5%	35.5%	100.0%

Weighted-average loan-to-value(2)	63.6%	63.8%	63.9%	58.1%	47.1%	55.5%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2022 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$22.1	$21.2	$127.3	$318.2	$191.2	$680.0
Office	7.0	73.0	37.9	224.2	96.8	438.9
Industrial	0.8	7.4	40.0	188.7	180.9	417.8
Mixed use	—	5.6	9.8	49.8	33.1	98.3
Apartments	—	—	26.7	41.7	12.9	81.3
Other	14.9	0.0	3.0	3.6	7.7	29.2

Total	$44.8	$107.2	$244.7	$826.2	$522.6	$1,745.5

Percent of total	2.6%	6.1%	14.0%	47.3%	30.0%	100.0%

Weighted-average loan-to-value(2)	63.3%	61.0%	62.8%	60.7%	44.6%	56.3%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023 and 2022, the Company did not have any floating rate mortgage loans.

Low Income Housing Tax Credit

The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2023:

Fund name	Remaining years	Required holding period
Alliant EWA Villages II Hawaii, LLC	1	15

The low income housing tax credit (“LIHTC”) and other tax benefits recognized during the years ending December 31, 2023, 2022 and 2021 were as follows:

Fund name	State	2023	2022	2021
Alliant EWA Villages II Hawaii, LLC	Hawaii	$0.2	$0.2	$0.2

Total		$0.2	$0.2	$0.2

The balance of the investment recognized was as follows:

Fund name	2023	2022
Alliant EWA Villages II Hawaii, LLC	$—	$0.1

As of December 31, 2023, there were no LIHTC properties currently subject to any regulatory reviews.

As of December 31, 2023, the Company’s investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

The fair value of the below listed limited partnership funds declined during the years ended December 31, 2023, 2022 and 2021 as follows:

	Amount of impairment
Description	2023	2022	2021
Carlyle Realty Partners, Fund V	$—	$—	$2.0

The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

The Company uses bond purchase commitments to lock in prices of future bond purchases.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2023, the counterparties to all of the Company’s derivatives had a minimum credit rating of BBB+. As of December 31, 2023 and 2022, the Company held derivative counterparty collateral with fair value of $3.8 and $6.5, respectively.

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2023 and 2022:

	2023			2022
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$1,120.7	$—	$—	$1,252.4
Cross currency swaps	(0.3)	1.2	29.9	1.1	3.6	29.9
Equity index options	14.9	14.9	701.1	5.7	5.7	935.7
Bond purchase commitments	—	19.8	385.0	—	—	—

Totals	$14.6	$35.9	$2,236.7	$6.8	$9.3	$2,218.0

The financial futures, cross currency swaps, equity index options, and bond purchase commitments in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2023, 2022 and 2021.

The Company recorded no unrealized gains or losses as of December 31, 2023 and 2022 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2023, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 10 years; and

2) For the years ended December 31, 2023, 2022, and 2021, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The futures margin account recorded as part of derivative assets was $1.0 and $0.8 as of December 31, 2023 and 2022, respectively.

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the risk-based capital (_“RBC_”) ratio of the Company goes below a certain threshold. As of December 31, 2023, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

(e) Net Investment Income

For the years ended December 31, 2023, 2022 and 2021, the sources of net investment income of the Company were as follows:

	2023	2022	2021
Bonds	$439.6	$460.4	$506.7
Preferred and common stocks	2.8	2.3	2.5
Mortgage loans	74.1	80.6	101.6
Contract loans	27.3	27.6	24.0
Cash, cash equivalents and short-term investments	12.6	3.0	0.1
Real estate	3.6	3.6	3.6
Other invested assets	7.9	7.8	10.1
Derivative instruments	0.4	—	0.3
Other	0.1	0.1	0.1

Gross investment income	568.4	585.4	649.0
Investment and interest expenses	(15.6)	(14.7)	(18.5)

Net investment income	$552.8	$570.7	$630.5

The gross, nonadmitted and admitted amounts for interest income due and accrued as of December 31, 2023 were as follows:

Interest Income Due and Accrued	Amount
1. Gross	$114.9
2. Nonadmitted	$—
3. Admitted	$114.9

There was no aggregate deferred interest as of December 31, 2023.

The cumulative amounts of PIK interest included in the current principal balance as of December 31, 2023 was $59.8.

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income (loss) generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023		2022		2021
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	9	—	22	—	40	—
(2) Aggregate amount of investment income (loss)	$(0.4)	$—	$3.4	$—	$11.0	$—

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2023	2022	2021
Proceeds from sales, maturities or other redemptions of bonds	$827.1	$848.4	$1,737.5

Gross realized capital:
Gains on sales	$40.5	$83.9	$118.9
Losses on sales	(173.8)	(166.8)	(181.5)

Net realized gains (losses) on sales	(133.3)	(82.9)	(62.6)
Impairment losses	—	—	(2.0)

Subtotal	(133.3)	(82.9)	(64.6)
Federal income tax provision	3.8	(1.0)	(20.5)
Transfers to IMR, net of tax	9.9	0.4	(31.9)

Realized capital gains (losses), net	$(119.6)	$(83.5)	$(117.0)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2023, the Company had no loan-backed securities which recognized OTTI.

As of December 31, 2023, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2023:

	2023
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$9.7	$(0.1)	2	$177.2	$(49.8)	12
All other governments	1.6	—	1	84.8	(15.8)	20
States, territories and possessions	15.6	(0.1)	3	12.0	(0.8)	9
Special revenue and special assessment obligations	29.3	(0.3)	8	156.5	(21.2)	43
Industrial and miscellaneous	263.1	(5.3)	56	4,275.6	(567.4)	928
Residential mortgage-backed	25.5	(0.3)	13	174.9	(19.7)	69
Commercial mortgage-backed	8.0	(0.3)	3	365.3	(83.3)	75
Other asset-backed and structured securities	—	—	—	228.8	(7.7)	64
Hybrids	7.8	—	1	10.4	(0.3)	4

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

% below cost — fixed maturity securities:
<20% below cost	$360.6	$(6.4)	87	$4,518.0	$(421.3)	1,032
20-50% below cost	—	—	—	965.5	(341.7)	191
>50% below cost	—	—	—	2.0	(3.0)	1

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

% below cost — equity securities:
<20% below cost	7.8	(1.0)	1	4.9	(0.1)	2
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2
Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Investment grade — fixed maturity securities	$347.2	$(6.3)	82	$5,227.4	$(737.7)	1,150
Below investment grade — fixed maturity securities	13.4	(0.1)	5	258.1	(28.3)	74
Investment grade — equity securities	—	—	—	4.9	(0.1)	2
Below investment grade — equity securities	7.8	(1.0)	1	—	—	—

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Based on a qualitative and quantitative review of the issuers of the securities in the table above, the Company believes the decline in fair value was largely due to increasing interest rates and widening credit spreads and was not indicative of credit losses. The issuers continue to make timely principal and interest payments. For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2022:

	2022
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$177.2	$(47.4)	13	$5.2	$(0.3)	1
All other governments	78.0	(15.5)	20	9.1	(2.5)	3
States, territories and possessions	59.3	(1.7)	21	0.8	(0.2)	1
Special revenue and special assessment obligations	226.3	(29.2)	59	9.1	(2.9)	4
Industrial and miscellaneous	4,877.5	(688.8)	1,090	291.0	(106.6)	75
Residential mortgage-backed	224.2	(18.1)	83	18.7	(6.4)	10
Commercial mortgage-backed	474.5	(70.6)	87	24.2	(6.0)	6
Other asset-backed and structured securities	251.2	(13.0)	66	21.1	(3.0)	8
Hybrids	40.1	(2.5)	6	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

% below cost — fixed maturity securities:
<20% below cost	$5,319.7	$(509.4)	1,217	$120.2	$(19.6)	38
20-50% below cost	1,088.6	(377.4)	228	259.0	(108.3)	70
>50% below cost	—	—	—	—	—	—

Total fixed maturity securities	6,408.3	(886.8)	1,445	379.2	(127.9)	108

% below cost — equity securities:
<20% below cost	13.2	(0.7)	3	—	—	—
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	13.2	(0.7)	3	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

Investment grade — fixed maturity securities	$6,147.3	$(859.9)	1,368	$312.4	$(112.0)	92
Below investment grade — fixed maturity securities	261.0	(26.9)	77	66.8	(15.9)	16
Investment grade — equity securities	4.6	(0.4)	2	—	—	—
Below investment grade — equity securities	8.6	(0.3)	1	—	—	—

Total temporarily impaired securities	$6,421.5	$(887.5)	1,448	$379.2	$(127.9)	108

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

As of December 31, 2023, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2023.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2023.

(h) Securities Lending

Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company’s separate accounts.

As of December 31, 2023 and 2022, there were no loaned securities or collateral held.

(i) Assets Pledged as Collateral

As of December 31, 2023 and 2022, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

The Company did not have any open securities lending transactions as of December 31, 2023 and 2022.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(j) Restricted Assets

The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2023 and 2022:

	Gross (admitted and nonadmitted) restricted						Percentage
	2023
Restricted asset category	Total general account	Total separate account restricted assets	Total	Total from 2022	Increase/ (decrease)	Total 2023 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
Federal Home Loan Bank (“FHLB”) capital stock	$17.1	$—	$17.1	$16.3	$0.8	$17.1	0.1%	0.1%
On deposit with states	7.8	—	7.8	7.8	—	7.8	—	—
Pledged as collateral:
Derivatives	143.9	—	143.9	135.6	8.3	143.9	0.8	0.8
Reinsurance trust	1,235.3	—	1,235.3	1,214.8	20.5	1,235.3	7.0	7.2
FHLB agreements	200.7	—	200.7	286.5	(85.8)	200.7	1.1	1.2

Total restricted assets	$1,604.8	$—	$1,604.8	$1,661.0	$(56.2)	$1,604.8	9.0%	9.3%

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2023 and 2022.

As of December 31, 2023 and 2022, the Company held no other restricted assets.

There was no collateral received and reflected as assets within the Company’s financial statements as of December 31, 2023 and 2022.

(k) 5GI Securities

The table below presents 5GI securities held as of December 31, 2023 and 2022:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2023	2022	2023	2022	2023	2022
(1) Bonds — AC	$—	—	$—	$—	$—	$—
(2) Loan-backed & Structured Securities — AC	—	—	—	—	—	—
(3) Preferred Stock — AC	—	—	—	—	—	—
(4) Preferred Stock — FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	1	1	$0.5	$0.5	$0.5	$0.5

AC — Amortized cost      FV — Fair value

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3) Aggregate Reserves

As of December 31, 2023 and 2022, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2023		2022
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$503.9	4.1%	$532.1	4.2%
Universal	5,311.6	4.3%	5,296.1	4.3%
Supplementary contracts with life contingencies	117.3	3.6%	111.6	3.4%

Total individual life	5,932.8		5,939.8

Group life	13.9	4.4%	15.0	4.5%

Total life	5,946.7		5,954.8

Annuities:
Individual annuities:
Immediate	883.6	5.8%	959.8	5.9%
Deferred	990.6	4.3%	1,238.3	4.3%
Variable	55.9	3.4%	61.1	3.5%

Total individual annuities	1,930.1		2,259.2

Group annuities:
Other group annuities	26.1	6.4%	28.9	6.4%

Total annuities	1,956.2		2,288.1

Accidental death benefits	0.4	3.0%	0.5	3.0%
Disability:
Active lives	7.3	4.3%	8.3	4.3%
Disabled lives	61.8	3.7%	72.9	3.5%

Total disability	69.1		81.2

Other reserves	1,504.1	3.9%	1,744.1	4.0%
Accident and health:
Individual	0.4	3.4%	0.5	3.5%

Total accident and health	0.4		0.5

Total life, annuities, and accident and health aggregate reserves	9,476.9		10,069.2

Deposit-type funds:
Supplementary contracts without life contingencies	274.4	2.7%	344.3	2.6%
Other deposit-type funds	157.6	2.5%	217.3	2.2%

Total deposit-type funds	432.0		561.6

Total aggregate reserves and deposit-type funds	$9,908.9		$10,630.8

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, or a-2000 mortality tables.

As of December 31, 2023 and 2022, the Company had $891.3 and $991.6, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.4 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2023 and 2022.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or one-twenty-fourth of the annual valuation cost of insurance, adjusted for the substandard ratings on the policy.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2023 and 2022, the Company had $21,105.5 and $22,093.0, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $267.2 and $271.9, respectively, as of December 31, 2023 and 2022 and are reported in aggregate reserves — life and annuity contracts.

For certain interest sensitive life and immediate annuity reserves, tabular interest has been determined from basic data. The tabular interest for all other lines of business has been determined by formula as described in the NAIC instructions. For certain interest sensitive life reserves, tabular cost has been determined from basic data. Tabular cost for all other lines of business and tabular less actual reserve released have been determined by formula as described in the NAIC instructions.

For funds held on deposit, interest on funds was the actual interest credited to funds. For other funds not involving life contingencies, interest has been determined by formula or from basic data.

As of December 31, 2023, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2023
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$734.0	$5.8	$—	$739.8	6.9%
b. At book value less current surrender charge of 5% or more	13.1	—	—	13.1	0.1
c. At fair value	—	—	3,895.2	3,895.2	36.5

d. Total with market value adjustment or at fair value (total of a-c)	747.1	5.8	3,895.2	4,648.1	43.5
e. At book value without adjustment (minimal or no charge or adjustment)	659.6	—	—	659.6	6.2
(2) Not subject to discretionary withdrawal	5,347.0	—	17.9	5,364.9	50.3

(3) Total (gross: direct + assumed)	6,753.7	5.8	3,913.1	10,672.6	100.0%

(4) Reinsurance ceded	4,706.3	—	—	4,706.3

(5) Total net (3) – (4)	$2,047.4	$5.8	$3,913.1	$5,966.3

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$1.8	$—	$—	$1.8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	35.7	35.7	57.8

d. Total with market value adjustment or at fair value (total of a-c)	—	—	35.7	35.7	57.8
e. At book value without adjustment (minimal or no charge or adjustment)	0.8	—	—	0.8	1.3
(2) Not subject to discretionary withdrawal	25.3	—	—	25.3	40.9

(3) Total (gross: direct + assumed)	26.1	—	35.7	61.8	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) – (4)	$26.1	$—	$35.7	$61.8

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	234.8	—	—	234.8	27.8
(2) Not subject to discretionary withdrawal	611.2	—	—	611.2	72.2

(3) Total (gross: direct + assumed)	846.0	—	—	846.0	100.0%

(4) Reinsurance ceded	414.0	—	—	414.0

(5) Total net (3) – (4)	$432.0	$—	$—	$432.0

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

As of December 31, 2023, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$140.7	$211.9
b. Universal life	1,814.2	1,599.4	1,767.4
c. Universal life with secondary guarantees	2,248.4	2,166.2	6,294.0
d. Indexed universal life	42.7	36.6	42.5
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	9.2	9.2	9.5
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	6,150.0
b. Accidental death benefits	XXX	XXX	0.4
c. Disability — active lives	XXX	XXX	8.6
d. Disability — disabled lives	XXX	XXX	63.1
e. Miscellaneous reserves	XXX	XXX	1,181.3

(3) Total (gross: direct + assumed)	4,114.5	3,952.1	15,728.7
(4) Reinsurance ceded	1,108.4	1,000.4	8,678.0

(5) Total (net) (3) – (4)	$3,006.1	$2,951.7	$7,050.7

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	258.8	258.8	259.1
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	258.8	258.8	259.1
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$258.8	$258.8	$259.1

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 and 2022 were as follows:

	2023		2022
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.2	$0.2	$0.2
Ordinary renewal	144.8	313.8	151.5	346.1
Group life	0.3	1.4	0.3	1.3

Total	$145.3	$315.4	$152.0	$347.6

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2023 and 2022.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2023 and 2022, the Company had reserves related to these guaranteed benefits of $352.3 and $485.2, respectively.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2023 and 2022:

	2023	2022
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$1,726.7	$1,725.2
Net amount at risk	$1.5	$2.4
Average attained age of contract holders	77	77
Enhanced death benefits (step-up, roll-up, payment protection) account value	$901.3	$905.9
Net amount at risk	$115.9	$173.3
Average attained age of contract holders	77	77
Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$1,119.8	$1,165.7
Guaranteed annuitization benefits	$782.4	$748.3

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contract holder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2023 and 2022, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $659.3 $769.6, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.4 as of December 31, 2023, 2022 and 2021 is summarized as follows:

	2023	2022	2021
Balance as of January 1	$30.4	$30.2	$35.2
Less reinsurance reserve credit and recoverable	30.0	29.8	34.7

Net balance as of January 1	0.4	0.4	0.5

Incurred related to:
Current year	—	—	—
Prior years	0.1	0.1	0.1

Total incurred	0.1	0.1	0.1

Paid related to:
Current year	—	—	—
Prior years	0.1	0.1	0.2

Total paid	0.1	0.1	0.2

Net balance as of December 31	0.4	0.4	0.4
Plus reinsurance reserve credit and recoverable	26.1	30.0	29.8

Balance as of December 31	$26.5	$30.4	$30.2

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

For the years ended December 31, 2023, 2022 and 2021, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $91.6 and $102.1 of life contract claims as of December 31, 2023 and 2022, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Enact Mortgage Insurance Corporation (“EMIC”)

JAC

RLIC VI

RLIC X

In April 2023, the Company received $44.3 in cash from GLIC to settle the reinsurance receivables discussed in Notes 1(v) and 16.

On January 6, 2023, RLIC VI returned contributed surplus to the Company of $5.0 in cash.

On December 16, 2022, RLIC X returned contributed surplus to the Company of $13.0 in cash.

Effective March 17, 2022, RLIC VII and RLIC VIII were dissolved and each returned contributed surplus to the Company in the amount of $0.3 in cash on March 28, 2022.

On December 15, 2021, in connection with the recapture of the reinsurance agreement discussed in Note 8, RLIC VII and RLIC VIII returned contributed surplus to the Company in the amount of $29.3 and $37.2, respectively, in cash.

On September 27, 2021, in connection with the reinsurance transaction discussed in Note 8, JLIC returned contributed surplus to the Company in the amount of $101.0, which consisted of bonds of $81.8, accrued interest of $0.7 and cash of $18.5. On December 21, 2021, JLIC returned additional contributed surplus to the Company in the amount of $3.0 in cash.

For years ended December 31, 2023, 2022 and 2021, the Company made net payments for intercompany settlements of $41.4, $51.0, and $71.7, respectively.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no outstanding balances payable to or due from GLIC as of December 31, 2023 or 2022.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 5.23%, 4.23%, and 0.25%

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

during the years ended December 31, 2023, 2022 and 2021, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2023 or 2022.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private Limited and EMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

Total amounts due from or owed to affiliates as of December 31, 2023 and 2022 are included in the following balance sheet captions:

	2023	2022
Assets:
Amounts recoverable from reinsurers and funds held	$306.5	$412.2
Receivable from parent, subsidiaries and affiliates	0.2	0.1

Total assets	$306.7	$412.3

Liabilities:
Current Federal income tax payable	$2.2	$29.0
Payable to parent, subsidiaries and affiliates	11.8	10.2
Other amounts payable on reinsurance	13.5	17.5

Total liabilities	$27.5	$56.7

The amounts recoverable from reinsurers and funds held in 2022 included $44.3 due from GLIC related to the corrections discussed in Notes 1(v) and 16.

(6)	Income Taxes

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law by President Biden. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. The controlled group of corporations of which the Company is a member has determined it is not an applicable corporation in 2023. The Company intends to amend its tax sharing agreement in 2024 to reflect CAMT.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2023 and 2022 were as follows:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$543.0	$9.9	$552.9	$570.9	$12.3	$583.2	$(27.9)	$(2.4)	$(30.3)
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	543.0	9.9	552.9	570.9	12.3	583.2	(27.9)	(2.4)	(30.3)
d. DTA nonadmitted	361.2	8.8	370.0	360.3	12.0	372.3	0.9	(3.2)	(2.3)

e. Subtotal: net admitted DTA (1c – 1d)	181.8	1.1	182.9	210.6	0.3	210.9	(28.8)	0.8	(28.0)
f. DTL	87.7	0.1	87.8	105.7	0.3	106.0	(18.0)	(0.2)	(18.2)

g. Net admitted DTA/ (DTL) (1e – 1f)	$94.1	$1.0	$95.1	$104.9	$—	$104.9	$(10.8)	$1.0	$(9.8)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2023 and 2022:

	2023			2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
1. Adjusted gross DTA expected to be realized following the balance sheet date	94.0	1.1	95.1	104.9	—	104.9	(10.9)	1.1	(9.8)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	120.0	XXX	XXX	100.7	XXX	XXX	19.3
c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	87.8	—	87.8	105.7	0.3	106.0	(17.9)	(0.3)	(18.2)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$181.8	$1.1	$182.9	$210.6	$0.3	$210.9	$(28.8)	$0.8	$(28.0)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

3.	Ratio used to determine applicable period used in 6(a)2:

	2023	2022
a. Ratio percentage used to determine recovery period and threshold limitation amount	783%	640%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$937.0	$798.7

4.	Impact of tax planning strategies:

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
1. Adjusted Gross DTAs Amount from Note 6a1(c)	$543.0	$9.9	$570.9	$12.3	$(27.9)	$(2.4)

2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)	$181.8	$1.1	$210.6	$0.3	$(28.8)	$0.8

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

b.	The Company did not use reinsurance tax planning strategies for the years ended December 31, 2023, 2022 and 2021.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs during the years ended December 31, 2023, 2022 and 2021.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	Change
1. Current Income Taxes
a. Federal income taxes	$14.9	$(23.4)	$38.3
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	14.9	(23.4)	38.3
d. Federal income tax on net capital gains (losses)	(3.8)	1.0	(4.8)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income tax incurred	$11.1	$(22.4)	$33.5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022	2021	Change
1. Current Income Taxes
a. Federal income taxes	$(23.4)	$(52.3)	$28.9
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(23.4)	(52.3)	28.9
d. Federal income tax on net capital gains (losses)	1.0	20.5	(19.5)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(22.4)	$(31.8)	$9.4

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2023 and 2022:

	2023	2022	Change
2. DTA
A. Ordinary
1. Discounting of unpaid losses	$—	$—	$—
2. Unearned premium reserve	—	—	—
3a. Transition reserves	3.0	4.5	(1.5)
3b. Policyholder reserves	366.8	396.2	(29.4)
4. Investments	42.0	32.8	9.2
5. Deferred acquisition costs	127.0	125.7	1.3
6. Policyholder dividends accrual	—	—	—
7. Fixed assets	0.6	0.6	—
8. Compensation and benefits accrual	—	—	—
9. Pension accrual	—	—	—
10. Receivable—nonadmitted	2.3	2.3	—
11. Net operating loss carry forward	—	—	—
12. Tax credit carry forward	0.4	1.0	(0.6)
13. Other (including items less than 5% of total ordinary tax assets)	0.9	7.8	(6.9)

99. Subtotal ordinary	543.0	570.9	(27.9)
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	361.2	360.3	0.9

D. Admitted ordinary DTA (2A99 – 2B – 2C)	181.8	210.6	(28.8)
E. Capital			—
1. Investments	9.9	12.3	(2.4)
2. Net capital loss carry forward	—	—	—
3. Real estate	—	—	—
4. Other (including items less than 5% of total ordinary tax assets)	—	—	—

99. Subtotal capital	9.9	12.3	(2.4)
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	8.8	12.0	(3.2)

H. Admitted capital DTA (2E99 – 2F – 2G)	1.1	0.3	0.8

I. Admitted DTA (2D + 2H)	$182.9	$210.9	$(28.0)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2023	2022	Change
3. DTL
A. Ordinary
1. Investments	$1.2	$1.7	$(0.5)
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	66.3	73.1	(6.8)
4(a). Transition reserves	18.2	27.3	(9.1)
4(b). Policyholder reserves	2.0	3.6	(1.6)
5. Other	—	—	—

99. Subtotal ordinary	87.7	105.7	(18.0)

B. Capital
1. Investments	0.1	0.3	(0.2)
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	0.1	0.3	(0.2)

C. DTL (3A99 + 3B99)	87.8	106.0	(18.2)

4. Net DTA (DTL) (2I — 3C)	$95.1	$104.9	$(9.8)

Based on an analysis of the Company’s tax position for the year ended December 31, 2023, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2023	2022	Change
Total gross DTA	$552.9	$583.2	$(30.3)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	552.9	583.2	(30.3)
Total gross DTL	87.8	106.0	(18.2)

Net DTA	$465.1	$477.2	(12.1)

Deferred tax on change in net unrealized capital gains (losses)			5.5

Change in net deferred income taxes			$(6.6)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Provision computed at statutory tax rate	$20.9	$(4.7)	$(37.6)
Tax exempt interest	(0.1)	(0.2)	(0.3)
Benefit of dividends	(1.7)	(1.2)	(2.0)
Change in tax contingency reserve	—	0.1	(0.2)
Statutory amortization of IMR	(0.4)	(0.9)	(0.9)
Foreign taxes	(0.2)	(0.3)	—
Change in nonadmitted assets	5.9	(0.3)	(3.3)
Deferred reinsurance gains	(6.7)	(9.5)	(3.2)
Transfer of IMR	—	—	(3.5)
Intercompany bonds transfer (see Note 5)	—	—	(1.9)
Prior year provision to return true-up	(0.1)	2.0	(0.4)
Reinsurance transaction treated as nontaxable reorganization (see Note 8)	—	—	(41.5)
Other adjustments	0.1	(0.2)	0.2

Total	$17.7	$(15.2)	$(94.6)

Federal income taxes incurred	$11.1	$(22.4)	$(31.8)
Change in net deferred income taxes	6.6	7.2	(62.8)

Total	$17.7	$(15.2)	$(94.6)

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2023, the Company had no operating losses to carry forward.

As of December 31, 2023, the Company had tax credits to carry forward that will expire, if unutilized, as follows:

Origination year	Amount	Expires after
2018	$0.2	2028
2019	0.2	2029

There were no income taxes incurred in the current or prior years that will be available for recoupment in the event of future net losses.

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2023:

ASI

Capital Brokerage Corporation

CareScout, LLC

CareScout Holdings, Inc.

EMIC

Enact Financial Assurance Corporation

Enact Financial Services, Inc.

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

Enact Mortgage Insurance Corporation of North Carolina

Enact Mortgage Reinsurance Corporation

Enact Mortgage Services, LLC

Enact Re Ltd.

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Holdings, Inc. (“Genworth Holdings”)

Genworth Insurance Company

GLIC

GLICNY

GNA

HGI Annuity Service Corporation

JAC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC X

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The Company also has special tax sharing agreements with RLIC VI, RLIC X, previously RLIC IX and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC X and RLIC IX. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2023, the Company recorded tax receivables and decreases in common stock of affiliates of $23.8 and $4.4 for RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with RLIC VI and RLIC X and the Special Tax Allocation Agreement with Genworth was $343.6 and $371.8 as of December 31, 2023 and 2022, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. The Company is not currently subject to any significant examinations by federal or state income tax authorities. Generally, the Company is no longer subject to federal or state income tax examinations for years prior to 2020.

(g) Federal or foreign income tax loss contingencies

As of December 31, 2023, 2022 and 2021, the total amount of unrecognized tax benefits was $7.1, $7.1, and $7.0, respectively, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2023, 2022 and 2021, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2023, 2022 and 2021.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2024.

(h) State transferable and non-transferable tax credits

The Company did not have any state transferable and non-transferable tax credits as of December 31, 2023 and 2022.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2023 and 2022.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

In March 2024, the Company was served with a putative class action lawsuit venued in the Superior Court of the State of California, Sacramento County, captioned James Fox, individually and on behalf of the class v. Genworth Life and Annuity Insurance Co. Plaintiff, the holder of a lapsed California life insurance policy of the Company, seeks to represent a class of current and former California policyholders of the Company and beneficiaries whose policies were allegedly wrongfully terminated. The complaint alleges that the Company wrongfully terminated hundreds of California life insurance policies by failing to provide the policyholders with the notices and grace periods mandated by the contract and by the California Insurance Code as interpreted by the California Supreme Court in McHugh v. Protective Life Ins. Co. The complaint asserts causes of action for breach of contract, violation of the California Insurance Code, unfair competition and bad faith, and it seeks, inter alia, declaratory and injunctive relief, compensatory damages, restitution, attorneys’ fees and costs. The action was removed to the United States District Court for the Eastern District of California on April 3, 2024. The Company intends to vigorously defend this action.

Starting in June 2023, various Genworth entities (including Genworth, GLIC and the Company) have been named as defendants in certain of ten putative class action lawsuits in the United States District Courts for the Eastern District of Virginia and the District of Massachusetts. These cases are captioned as follows: King v. Genworth Financial, Inc.; Anastasio v. Genworth Financial, Inc. et al; Hauser v. Genworth Life Insurance Company; Smith v. Genworth Financial, Inc.; Behrens v. Genworth Life Insurance Company; Hale et al v. Genworth Financial, Inc.; Burkett, Jr. v. Genworth Life and Annuity Insurance Company; Manar v. Genworth Financial, Inc.; Kennedy v. Genworth Financial, Inc.; and Bailey v. Genworth Financial, Inc. The actions relate to the data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”), which PBI Research Services (“PBI”), a third-party vendor, uses in the performance of its services. Our life insurance companies use PBI to, among other things, satisfy applicable regulatory obligations to search various databases to identify the deaths of insured persons under life insurance policies, and to identify the deaths of long-term care insurance and annuity policies which can impact premium payment obligations and benefit eligibility. Plaintiffs seek to represent various classes and subclasses of Genworth long-term care insurance policyholders and agents whose data was accessed or potentially accessed by the MOVEit Cybersecurity Incident, alleging that Genworth breached its purported duty to safeguard their sensitive data from cybercriminals. The complaints assert claims for, inter alia, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection and privacy statutes, and they seek, inter alia, declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. Genworth intends to vigorously defend these actions.

On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On February 10, 2023, the parties reached an agreement in principle to settle the action for an immaterial amount. On April 14, 2023, the action was dismissed on stipulation.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. On April 11, 2022, the Company filed an appeal of the Court’s denial to the United States Court of Appeals for the Eleventh Circuit. On June 22, 2022, the Company filed its opening brief in support of the appeal. Plaintiff filed its respondent’s brief on September 20, 2022, and the Company filed its reply brief on November 10, 2022. The appeal was orally argued on August 17, 2023, and the Company is awaiting a decision from the Eleventh Circuit. The Company intends to continue to vigorously defend this action.

As of December 31, 2023, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2023 and 2022, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $8.3 and $7.7, respectively, and a related premium tax benefit asset of $6.7 and $6.5, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2023 and 2022:

	2023	2022
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$6.5	$6.1
Decreases current year:
Premium tax offset applied	0.4	0.4
Increases current year:
Cash payment adjustment	0.6	—
True up adjustment	—	0.8

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$6.7	$6.5

As of December 31, 2023 and 2022, the Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee as of December 31, 2023 and 2022 were $253.0 and $258.8, respectively. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2023, the Company had future commitments related to its investments in limited partnerships of $9.4, mortgage loans of $6.8, and private placement securities of $3.0. The limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to future equity stakes in a portfolio of private companies, commercial mortgage loans and investments in fixed maturity securities.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Premiums earned			Benefits incurred
	2023	2022	2021	2023	2022	2021
Direct	$948.4	$1,002.5	$1,069.1	$2,060.9	$2,170.2	$2,417.5
Assumed	236.5	252.8	266.1	279.7	316.8	339.7
Ceded	(964.8)	(1,073.6)	(2,584.3)	(1,585.6)	(1,760.4)	(1,917.1)

Net	$220.1	$181.7	$(1,249.1)	$755.0	$726.6	$840.1

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2023 and 2022 related to these treaties were as follows:

	2023	2022
Universal Life Insurance Business
RLIC VI	$857.3	$853.3

Term Life Insurance Business
RLIC VI	$1,062.4	$1,225.2
RLIC X	879.3	902.1

RLIC VI

The Company is a party to a coinsurance with funds withheld agreement with RLIC VI whereby it cedes certain term life insurance and universal life insurance business to RLIC VI.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on certain term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2023, 2022 and 2021, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.2, $0.3 and $4.6, at the beginning of the period of recapture for the years ended December 31, 2023, 2022 and 2021, respectively.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

RLIC VII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VII whereby it ceded certain term life insurance business to RLIC VII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VII with reserves as of November 30, 2021, of $300.9. As consideration for the recaptures, RLIC VII paid the Company a net terminal payment of $4.4 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VII of $300.9 and the terminal reserve adjustment of $70.5 was recorded as a statutory net loss of $230.4 for the Company in 2021. The term life insurance business recaptured from RLIC VII was subsequently ceded to SCOR Global Life USA Reinsurance Company (“SCOR”) in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VII.

RLIC VIII

The Company was a party to a coinsurance with funds withheld agreement with RLIC VIII whereby it ceded term life insurance business to RLIC VIII. Effective December 1, 2021, the Company recaptured all of the term life insurance business previously ceded to RLIC VIII with reserves as of November 30, 2021, of $1,026.1. As consideration for the recapture, the Company paid RLIC VIII a net terminal payment of $0.6 in cash on December 13, 2021. The difference between the reserves recaptured from RLIC VIII of $1,026.1 and the terminal reserve adjustment of $300.7 was recorded as a statutory net loss of $725.4 for the Company in 2021. The term life insurance business recaptured from RLIC VIII was subsequently ceded to SCOR in December 2021 as discussed below. Additionally, the MRT reinsurance agreement between RLIC VIII and SCOR was recaptured and terminated effective December 1, 2021.

The Company also had a XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. This agreement was terminated effective December 1, 2021.

As of December 31, 2021, there was no remaining reinsurance in RLIC VIII.

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2023 and 2022, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.9 and a de minimis amount at the beginning of the period of recapture for the years ended December 31, 2023 and 2022, respectively.

JLIC

Effective July 1, 2021, the Company recaptured all of the term and universal life insurance business previously ceded to JLIC, with reserves of $24.3 as of June 30, 2021. Additionally, JLIC transferred its remaining interest maintenance reserve liability of $4.7 as of June 30, 2021 to the Company. As consideration for the recapture, the Company received a recapture fee from JLIC of $28.0. For the settlement of the recapture fee, JLIC transferred bonds of $19.7, accrued interest of $0.2 and cash of $3.8 to the Company resulting in a loss of $4.3. Additionally, JLIC novated all of its remaining ceded reinsurance agreements to the Company.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2023 and 2022 were $638.3 and $682.6, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2023 and 2022 were $1,686.4 and $1,649.9, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. The Company ceded $1,378.9 of initial premium, with an initial allowance of $1,019.1. For the net settlement, the Company paid SCOR $359.7 in cash on December 13, 2021. Additionally, the Company ceded $25.4 of interest maintenance reserves. As of December 31, 2023 and 2022, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $1,156.8 and $1,199.5, respectively.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2023 and 2022 were $446.2 and $518.3, respectively, and modified coinsurance (“Modco”) reserves established by the Company as of December 31, 2023 and 2022 for the separate accounts were $1,241.2 and $1,175.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2023 and 2022 were $4,736.5 and $4,831.7, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2023 and 2022 were $0.1. To secure the payment of its

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2023, the amount of assets in the trust was $6,129.2.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2023 and 2022, ceded Modco reserves were $710.4 and $727.7, respectively. As of December 31, 2023 and 2022, ceded yearly renewable term reserves were $137.6 and $138.2, respectively, and ceded coinsurance reserves were $1,547.7 and $1,517.6, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2023 and 2022, ceded reserves were $897.1 and $1,087.3, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. On May 3, 2023, the Receiver concluded that Scottish Re should be liquidated and expected to file a petition to liquidate within 45 days. On July 13, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order. On July 18, 2023, the Court entered a Liquidation and Injunction Order. On August 9, 2023, the Company received notice that reinsurance agreements with Scottish Re would terminate effective September 30, 2023. Accordingly, the Company recaptured the policies previously ceded to Scottish Re in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, by writing off balances through the accounts, exhibits and schedules in which they were originally recorded. The Company wrote off assets and liabilities of $24.9 associated with the reinsurance and recorded an increase in reserves of $12.6, resulting in a $37.5 pre-tax loss. However, this did not significantly impact the Company’s capital position because nonadmitted and unauthorized reinsurance balances totaling $42.7 were released through unassigned surplus.

Effective September 1, 2023, the Company recaptured certain policies that were previously reinsured to Employers Reassurance Corporation (“ERAC”). The total reserves recaptured were $5.9 and the Company received a refund of unearned premiums of $1.9.

Effective November 1, 2023, the Company recaptured certain policies that were previously reinsured to American United Life Insurance Company (“AUL”). The total reserves recaptured were $2.0 and the Company received a refund of unearned premiums of $0.5.

Effective December 31, 2023, the Company entered into a binding letter of intent with RGA Reinsurance Company to reinsure certain term and universal life insurance policies, primarily composed of the risk recaptured from Scottish Re, ERAC and AUL during 2023, on a yearly renewable term (“YRT”) basis. The total reserves ceded were $5.7 and premiums were $7.0. The final treaty was executed and signed on January 30, 2024, with no changes to the terms outlined in the binding letter of intent.

As of December 31, 2023, no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2023, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2023.

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2023, 2022 and 2021.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2024 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2023 or its net gain from operations for 2023, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2024.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2023, 2022, 2021, 2020 and 2019 were $34.3, $30.9, $23.0, $35.6, and $30.9, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $23.4, $25.5, $27.9, $28.8, and $31.1, for the past five years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.

Assets supporting the Company’s separate account product contracts of $4,231.0 and $4,135.3 as of December 31, 2023 and 2022, respectively, were considered legally insulated and not subject to claims of the general account.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2023 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2023	$—	$—	$20.6	$20.6

Reserves as of December 31, 2023:
For accounts with assets at:
Fair value	$3.5	$2.3	$4,207.9	$4,213.7

Total reserves	$3.5	$2.3	$4,207.9	$4,213.7

By withdrawal characteristics:
With fair value adjustment	$3.5	$2.3	$—	$5.8
At fair value	—	—	4,207.9	4,207.9

Subtotal	3.5	2.3	4,207.9	4,213.7
Not subject to discretionary withdrawal	—	—	—	—

Total	$3.5	$2.3	$4,207.9	$4,213.7

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2023 was as follows:

2023
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$20.6
Transfers from separate accounts	501.3

Net transfers from separate accounts, per the separate accounts annual statement	(480.7)
Reconciling adjustments:
Transfer to separate accounts – reinsured	150.9

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(329.8)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2023, in the amount of $100.0, which related to total liabilities of $100.2, of which $0.2 was accrued interest. As of December 31, 2022, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $150.0, which related to total liabilities of $150.3, of which $0.3 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit-Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022. The Company has determined the actual or

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2023 and 2022:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.4	12.4	—
Activity stock	4.7	4.7	—
Excess stock	—	—	—

Aggregate total	$17.1	$17.1	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2022
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	9.9	9.9	—
Activity stock	6.4	6.4	—
Excess stock	—	—	—

Aggregate total	$16.3	$16.3	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2023 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	12.4	12.4	—	—	—	—

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2023 and 2022:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$191.3	$200.7	$100.0
2. Current year general account total collateral pledged	191.3	200.7	100.0
3. Current year separate accounts total collateral pledged	—	—	—

4. Prior year-end total general and separate accounts total collateral pledged	281.4	286.5	150.0

b.	Maximum amount pledged during reporting period ending December 31, 2023 and 2022:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$291.9	$285.7	$150.0
2. Current year general account maximum collateral pledged	291.9	285.7	150.0
3. Current year separate accounts maximum collateral pledged	—	—	—

4. Prior year-end total general and separate accounts maximum collateral pledged	510.2	404.2	150.0

(4)	Borrowing from FHLB

a.	Amount as of December 31, 2023 and 2022:

	2023
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	100.0	100.0	—	$100.2
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$100.0	$100.0	$—	$100.2

	2022
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	150.0	150.0	—	$150.3
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$150.0	$150.0	$—	$150.3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

b.	Maximum amount during reporting period ending December 31, 2023:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	150.0	150.0	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$150.0	$150.0	$—

c.	FHLB — prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2023 and 2022:

	2023
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—	$—	$0.1

Total bonds	—	0.1	—	—	0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	12.8	1.2	—	14.0

Total preferred stock	—	12.8	1.2	—	14.0

Common stock:
Industrial and miscellaneous	28.6	—	17.1	—	45.7

Total common stock	28.6	—	17.1	—	45.7

Cash equivalents:
Money market mutual funds	381.6	—	—	—	381.6

Total cash equivalents	381.6	—	—	—	381.6

Derivative assets:
Equity index options	—	—	14.9	—	14.9

Total derivative assets	—	—	14.9	—	14.9

Separate account assets	4,211.4	13.0	—	—	4,224.4

Total assets	$4,621.6	$25.9	$33.2	$—	$4,680.7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—		$0.1

Total bonds	—	0.1	—		0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	13.2	1.3	—	14.5

Total preferred stock	—	13.2	1.3	—	14.5

Common stock:
Industrial and miscellaneous	28.4	—	16.3	—	44.7

Total common stock	28.4	—	16.3	—	44.7

Cash equivalents:
Money market mutual funds	276.8	—	—	—	276.8

Total cash equivalents	276.8	—	—	—	276.8

Derivative assets:
Equity index options	—	—	5.7	—	5.7

Total derivative assets	—	—	5.7	—	5.7

Separate account assets	4,115.7	7.5	—	—	4,123.2

Total assets	$4,420.9	$20.8	$23.3	$—	$4,465.0

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2023, 2022 and 2021:

	2023
Investments	Beginning balance as of January 1, 2023	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2023
Preferred and Common stock	$17.6	$—	$—	$—	$—	$4.1	$—	$(3.4)	$—	$18.3
Derivative assets	5.7	—	—	(3.6)	9.6	12.4	—	(9.2)	—	14.9

Total assets	$23.3	$—	$—	$(3.6)	$9.6	$16.5	$—	$(12.6)	$—	$33.2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
Investments	Beginning balance as of January 1, 2022	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2022
Preferred and Common stock	$17.9	$—	$—	$—	$(0.4)	$0.8	$—	$(0.7)	$—	$17.6
Separate account assets	1.0	—	—	—	—	—	—	—	(1.0)	—
Derivative assets	41.9	—	—	(3.0)	(17.1)	13.4	—	(29.5)	—	5.7

Total assets	$60.8	$—	$—	$(3.0)	$(17.5)	$14.2	$—	$(30.2)	$(1.0)	$23.3

	2021
Investments	Beginning balance as of January 1, 2021	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2021
Common stock	$26.5	$1.6	$—	$—	$—	$—	$—	$(10.2)	$—	$17.9
Separate account assets	1.1	—	—	—	(0.1)	—	—	—	—	1.0
Derivative assets	62.7	—	—	13.0	4.7	31.9	—	(70.4)	—	41.9

Total assets	$90.3	$1.6	$—	$13.0	$4.6	$31.9	$—	$(80.6)	$—	$60.8

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2023 and 2022:

	2023
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,588.5	$9,199.0	$—	$7,892.6	$695.9	$—	$—
Preferred and common stocks-nonaffiliates	59.7	59.7	28.6	12.8	18.3	—	—
Separate account assets	4,224.4	4,224.4	4,211.4	13.0	—	—	—
Mortgage loans	1,550.3	1,681.5	—	—	1,550.3	—	—
Short-term investments	7.0	7.0	—	—	7.0	—	—
Cash equivalents	381.6	381.6	381.6	—	—	—	—
Other invested assets	126.4	136.6	—	126.4	—	—	—
Derivative assets	37.0	15.5	—	2.3	34.7	—	—
Derivative liabilities	1.1	—	—	1.1	—	—	—

	2022
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,873.2	$9,787.8	$—	$8,113.9	$759.3	$—	$—
Preferred and common stocks-nonaffiliates	59.1	59.1	28.4	13.2	17.5	—	—
Separate account assets	4,128.4	4,128.4	4,115.7	12.7	—	—	—
Mortgage loans	1,577.7	1,745.5	—	—	1,577.7	—	—
Cash equivalents	276.8	276.8	276.8	—	—	—	—
Other invested assets	111.9	125.1	—	111.9	—	—	—
Derivative assets	9.5	7.4	—	3.8	5.7	—	—
Derivative liabilities	0.2		—	0.2	—	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2023 and 2022, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

Credited interest rates ranged from 1.0% to 6.0% for the year ended December 31, 2023, and 0.1% to 6.0% for the years ended December 31, 2022 and 2021. For the years ended December 31, 2023, 2022 and 2021, the weighted average crediting

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

rate was 2.6%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2023 and 2022:

	In force
	2023		2022
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	18	$0.9	29	$2.5
13 to 24 months	23	2.0	54	6.5
25 to 36 months	38	4.4	79	11.1
37 to 48 months	54	7.3	79	11.0
49 to 60 months	45	7.4	106	14.2
Over 60 months	2,207	207.8	3,316	248.2

Total	2,385	$229.8	3,663	$293.5

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2023, 2022 and 2021. There were no group contracts in 2023, 2022 and 2021.

	2023		2022		2021
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	3,663	$293.5	3,960	$322.3	4,219	$338.2
Retained asset accounts issued/ added during the year	14	1.4	28	2.9	75	11.8
Investment earnings credited to retained asset accounts during the year	—	7.3	—	7.9	—	8.5
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	—	—	(11)	(0.8)	(16)	(0.5)
Retained asset accounts closed/ withdrawn during the year	(1,292)	(72.4)	(314)	(38.8)	(318)	(35.7)

Retained asset accounts at the end of the year	2,385	$229.8	3,663	$293.5	3,960	$322.3

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2023 and 2022:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2023 NAIC valuation amount	2022 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission required (yes/no)
JAC (VA)	$3.8	$3.8	$—	8/3/2022	Sub-1	yes	$—	$—	no
ASI (VA)*	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	45.0	—	45.0	8/7/2023	Sub-2	yes	45.7	44.5	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$49.3	$4.3	$45.0				$45.7	$44.5

*	ASI (VA) rounds to zero.

(16)	Reconciliation to the Annual Statement

The accompanying statutory financial statements do not agree to the 2023 and 2022 Annual Statement of the Company. The following tables summarize the differences:

	2023
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Summary of Operations
Federal income taxes	$23.6	$(8.7)	$14.9

Statutory Statements of Changes in Capital and Surplus
Net income	89.7	8.7	98.4
Change in net deferred income taxes	2.1	(8.7)	(6.6)
Change in nonadmitted assets	34.6	(3.3)	31.3
Prior period correction — cross-entity term conversions	32.3	(32.3)	—
Prior period correction — term conversion coding	(3.2)	3.2	—

The 2023 Annual Statement reflected prior period corrections that were recorded through surplus but were corrected in the 2022 audited statutory financial statements as discussed below. Therefore, there was no change in the ending 2023 capital and surplus.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

Years Ended December 31, 2023, 2022 and 2021

(Dollar amounts in millions)

	2022
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
Amounts recoverable from reinsurers and funds held	$417.0	$44.3	$461.3
Deferred tax assets	100.7	4.2	104.9
Aggregate reserves — life	7,176.4	7.4	7,183.8
Current Federal income tax payable	20.3	8.7	29.0
Unassigned deficit	(710.2)	32.4	(677.8)

Statutory Statements of Summary of Operations
Premiums and annuity considerations	180.5	1.2	181.7
Death benefits	388.1	(18.1)	370.0
Decrease in aggregate reserves — life, annuity and accident and health	(472.0)	7.4	(464.6)
Federal income taxes	(32.1)	8.7	(23.4)

Statutory Statements of Changes in Capital and Surplus
Net income (loss)	(3.1)	3.2	0.1
Change in net deferred income taxes	(13.4)	6.2	(7.2)
Change in nonadmitted assets	(4.8)	3.3	(1.5)
Prior period correction — cross-entity term conversions	—	19.7	19.7

As discussed in Note 1(v), in 2022, the Company recorded a prior period correction that resulted in an increase to the reinsurance recoverable from GLIC of $25.0 and a decrease net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit through a prior period correction — cross-entity term conversions.

In 2022, the Company also recorded a correction for a reinsurance coding issue that resulted in an increase to the reinsurance recoverable from GLIC of $19.3, an increase in premiums of $1.2 and a decrease of $18.1 in death benefits. The correction also reflected an increase in aggregate reserves — life of $7.4 and a corresponding lower decrease in aggregate reserves — life, annuity and accident and health of $7.4. This correction resulted in an increase in net income of $3.2.

(17)	Subsequent Events

There were no other material events that occurred subsequent to December 31, 2023. Subsequent events have been considered through April 18, 2024, the date the statutory financial statements were available to be issued.

F-66